AMENDED AND RESTATED BYLAWS OF

INVESCO HIGH INCOME 2024 TARGET TERM FUND

A Delaware Statutory Trust

Adopted effective August 13, 2020

Capitalized terms not specifically defined herein

shall have the meanings ascribed to them in the Trust’s

Second Amended and Restated Agreement and Declaration of Trust (the “Agreement”).

2020.08.13 - Invesco High Income 2024 Target Term Fund - AR Bylaws

2020.08.13 - Invesco High Income 2024 Target Term Fund - AR Bylaws

2020.08.13 - Invesco High Income 2024 Target Term Fund - AR Bylaws

ARTICLE I

OFFICES

Section 1. Registered Office. The registered office of Invesco High Income 2024 Target Term Fund (the “Trust”) shall be as set forth in the Certificate of Trust.

Section 2. Other Offices. The Trust may also have offices at such other places (including a principal office) both within and without the State of Delaware as the Trustees may from time to time determine or the business of the Trust may require.

ARTICLE II

TRUSTEES

Section 1. Meetings of the Trustees. The Trustees of the Trust may hold meetings, both regular and special, either within or without the State of Delaware. Subject to any applicable requirements of the 1940 Act, (i) any meeting, regular or special, of the Board of Trustees (or any committee or sub-committee thereof) may be held by conference telephone or similar communications equipment, by means of which all persons participating in the meeting can hear each other at the same time, and participation by such means shall constitute presence in person at a meeting and (ii) at all meetings of the Trustees, every Trustee shall be entitled to vote by proxy, provided that such proxy shall, before or after such meeting, be delivered to the Secretary or other person responsible for recording the proceedings of such meeting. To the extent permitted by the 1940 Act, a Trustee may provide any proxy through written, electronic, telephonic, computerized, facsimile, telecommunications, telex or by any other form of communication.

Section 2. Regular Meetings. Regular meetings of the Board of Trustees shall be held each year, at such time and place as the Board of Trustees may determine.

Section 3. Notice of Meetings. Notice of the time, date, and place of all meetings of the Board of Trustees and any committee or sub-committee thereof shall be given to each Trustee, committee member or sub-committee member, as applicable, (i) by telephone, telex, telegram, facsimile, electronic-mail, or other electronic mechanism to his or her home or business at least twenty-four hours in advance of the meeting; (ii) in person at another meeting of the Board of Trustees or such committee or sub-committee, as applicable; or (iii) by written notice mailed or sent via overnight courier to his or her home or business address at least seventy-two hours in advance of the meeting. Notice need not be given to any Trustee, committee member or sub-committee member who attends a meeting of the Board of Trustees or any committee or sub-committee thereof without objecting to the lack of notice or who signs a waiver of notice either before or after such meeting.

Section 4. Quorum. At all meetings of the Board of one-half (50%) of the Trustees then in office, including one-half (50%) of the Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. At all meetings of any committee or sub-committee, one-half (50%) of the committee members or sub-committee members, including one-half (50%) of the committee members or sub-committee members who are Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. The act of a majority of the Trustees, committee members or sub-committee members present at any meeting at which there is a quorum shall be the act of the Board of Trustees or such committee or sub-committee, as applicable, except for any higher voting requirement as may be specifically provided by applicable law or by the Governing

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Instrument. If a quorum shall not be present at any meeting of the Board of Trustees or any committee or sub-committee thereof, the Trustees, committee members or sub-committee members, as applicable, present thereat may adjourn such meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present.

Section 5. Designation, Powers, and Names of Committees; Sub-Committees; Committee Charters.

(a) The Board of Trustees shall have at a minimum the following five committees: (1) an Audit Committee; (2) a Governance Committee; (3) an Investments Committee; (4) a Valuation, Distribution and Proxy Oversight Committee; and (5) a Compliance Committee. Each such Committee shall have a written Charter governing its membership, duties and operations, and the Board shall designate the powers of each such Committee in its Charter. The Board of Trustees may terminate any such Committee by an amendment to these Bylaws. The Board of Trustees may, by resolution passed by a majority of the whole Board, establish one or more sub-committees of each such Committee, and the membership, duties and operations of each such sub-committee shall be set forth in the written Charter of the applicable Committee.

(b) The Board of Trustees may, by resolution passed by a majority of the whole Board, designate one or more additional committees, including ad hoc committees to address specified issues, each of which may, if deemed advisable by the Board of Trustees, have a written Charter. Each such additional committee shall consist of two or more of the Trustees of the Trust. The Board may designate one or more Trustees as alternate members of any such additional committee, who may replace any absent or disqualified member at any meeting of such committee. Each such additional committee, to the extent provided in the resolution and/or in such committee’s Charter, if applicable, shall have and may exercise the powers of the Board of Trustees in the management of the business and affairs of the Trust; provided, however, that in the absence or disqualification of any member of such committee or committees, the member or members thereof present at any meeting and not disqualified from voting, whether or not such members constitute a quorum, may unanimously appoint another member of the Board of Trustees to act at the meeting in the place of any such absent or disqualified member. Such additional committee or committees shall have such name or names as may be determined from time to time by resolution adopted by the Board of Trustees and/or as set forth in the written Charter of such committee or committees, if applicable.

Section 6. Chair; Vice Chair. The Board of Trustees shall have a Chair, who shall be a Trustee who is not an Interested Person. The Chair shall be elected by a majority of the Trustees, including a majority of the Trustees who are not Interested Persons. The Board of Trustees may also have a Vice Chair, who shall be a Trustee. The Vice Chair shall be elected by a majority of the Trustees, including a majority of the Trustees who are not Interested Persons. The Chair shall preside at all meetings of the Shareholders and the Board of Trustees, if the Chair is present, and shall approve the agendas of all meetings of the Shareholders and the Board of Trustees. The Chair shall have such other powers and duties as shall be determined by the Board of Trustees, and shall undertake such other assignments as may be requested by the Board of Trustees. If the Chair shall not be present, the Vice Chair, if any, shall preside at all meetings of the Shareholders and the Board of Trustees, if the Vice Chair is present. The Vice Chair shall have such other powers and duties as shall be determined by the Chair or the Board of Trustees, and shall undertake such other assignments as may be requested by the Chair or the Board of Trustees.

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ARTICLE III

OFFICERS

Section 1. Executive Officers. The executive officers shall include a Principal Executive Officer, a President, one or more Vice Presidents, which may include one or more Executive Vice Presidents and/or Senior Vice Presidents (the number thereof to be determined by the Board of Trustees), a Principal Financial Officer, a Chief Legal Officer, a Chief Compliance Officer, a Senior Officer, a Treasurer, a Secretary and an Anti-Money Laundering Compliance Officer. The Board of Trustees may also in its discretion appoint Assistant Vice Presidents, Assistant Secretaries, Assistant Treasurers, and other officers, agents and employees, who shall have such authority and perform such duties as the Board may determine. The Board of Trustees may fill any vacancy that may occur in any office. Any two offices, except for those of President and Vice President, may be held by the same person, but no officer shall execute, acknowledge or verify any instrument on behalf of the Trust in more than one capacity, if such instrument is required by law or by these Bylaws to be executed, acknowledged or verified by two or more officers.

Section 2. Term of Office. Unless otherwise specifically determined by the Board of Trustees, the officers shall serve at the pleasure of the Board of Trustees. If the Board of Trustees in its judgment finds that the best interests of the Trust will be served, the Board of Trustees may remove any officer of the Trust at any time with or without cause. The Trustees may delegate this power to the President (without supervision by the Trustees) with respect to any other officer, except the Senior Officer. Such removal shall be without prejudice to the contract rights, if any, of the person so removed. Any officer may resign from office at any time by delivering a written resignation to the Trustees or the President. Unless otherwise specified therein, such resignation shall take effect upon delivery.

Section 3. Principal Executive Officer. The Principal Executive Officer shall be the chief executive officer of the Trust and shall generally manage the business and affairs of the Trust. The Principal Executive Officer shall be responsible for making the certifications required of the Trust’s principal executive officer by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder by the Securities and Exchange Commission (the “Commission”).

Section 4. President; Vice Presidents. The President and one or more Vice Presidents, which may include one or more Executive Vice Presidents and/or Senior Vice Presidents, shall have and exercise such powers and duties of the Principal Executive Officer in the absence or inability to act of the Principal Executive Officer, as may be assigned to them, respectively, by the Board of Trustees or, to the extent not so assigned, by the Principal Executive Officer. In the absence or inability to act of the Principal Executive Officer, the powers and duties of the Principal Executive Officer not otherwise assigned by the Board of Trustees or the Principal Executive Officer shall devolve first upon the President, then upon the Executive Vice Presidents, then upon the Senior Vice Presidents, and finally upon the Vice Presidents, all in the order of their election. If both the Chair and the Vice Chair are absent, or if the Chair is absent and there is no Vice Chair, the President shall, if present (or if the President is absent, an officer of the Trust may), preside at all meetings of the Shareholders and the Board of Trustees.

Section 5. Principal Financial Officer. The Principal Financial Officer, who shall also have a title of at least Vice President, shall be the chief financial officer of the Trust and shall generally manage the financial affairs of the Trust. The Principal Financial Officer shall be

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responsible for making the certifications required of the Trust’s principal financial officer by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder.

Section 6. Chief Legal Officer. The Chief Legal Officer, who shall also have a title of at least Senior Vice President, shall generally manage the legal affairs of the Trust. The Chief Legal Officer shall be responsible for receiving up-the-ladder reports within the Trust of any evidence of material violations of securities laws or breaches of fiduciary duty or similar violations by the Trust, as required by Section 307 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder.

Section 7. Chief Compliance Officer. The Chief Compliance Officer, who shall also have a title of at least Senior Vice President, shall be responsible for administering the Trust’s policies and procedures adopted pursuant to Rule 38a-1(a)(1) under the 1940 Act.

Section 8. Senior Officer. The Senior Officer, who shall also have a title of at least Senior Vice President, shall be employed by or on behalf of the Trust and shall have such powers and duties as are set forth in such Senior Officer’s Executive Employment Agreement.

Section 9. Treasurer. The Treasurer shall have the care and custody of the funds and securities of the Trust and shall deposit the same in the name of the Trust in such bank or banks or other depositories, subject to withdrawal in such manner as these Bylaws or the Board of Trustees may determine. The Treasurer shall, if required by the Board of Trustees, give such bond for the faithful discharge of duties in such form as the Board of Trustees may require.

Section 10. Secretary. The Secretary shall (a) have custody of the seal of the Trust, if any; (b) if requested, attend meetings of the Shareholders, the Board of Trustees, and any committees or sub-committees of Trustees; (c) keep or cause to be kept the minutes of all meetings of Shareholders, the Board of Trustees and any committees or sub-committees thereof, and any written consents of the foregoing; and (d) issue all notices of the Trust. The Secretary shall have charge of the Shareholder records and such other books and papers as the Board may direct, and shall perform such other duties as may be incidental to the office or which are assigned by the Board of Trustees.

Section 11. Anti-Money Laundering Compliance Officer. The Anti-Money Laundering Compliance Officer shall have such powers and duties as are set forth in the Anti-Money Laundering Program adopted by the Trust pursuant to the USA PATRIOT Act of 2001 and the rules promulgated thereunder, as such Program may be amended from time to time.

Section 12. Assistant Officers. Assistant officers, which may include one or more Assistant Vice Presidents, Assistant Secretaries and Assistant Treasurers, shall perform such functions and have such responsibilities as the Board of Trustees may assign to them or, to the extent not so assigned, by the President, Vice President(s), Secretary or Treasurer, as applicable.

Section 13. Surety Bond. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Commission) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for negligence and for the accounting of any of the Trust’s property, funds, or securities that may come into his or her hands.

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Section 14. Authorized Signatories. Unless a specific officer is otherwise designated in these Bylaws or in a resolution adopted by the Board of Trustees, the proper officers of the Trust for executing agreements, documents and instruments other than Internal Revenue Service forms shall be the Principal Executive Officer, the President, any Vice President, the Principal Financial Officer, the Chief Legal Officer, the Chief Compliance Officer, the Senior Officer, the Treasurer, the Secretary, the Anti-Money Laundering Compliance Officer, any Assistant Vice President, any Assistant Treasurer or any Assistant Secretary. Unless a specific officer is otherwise designated in these Bylaws or in a resolution adopted by the Board of Trustees, the proper officers of the Trust for executing any and all Internal Revenue Service forms shall be the Principal Executive Officer, the President, any Vice President, the Principal Financial Officer, the Treasurer, the Secretary, any Assistant Treasurer or any Assistant Secretary.

ARTICLE IV

MEETINGS OF SHAREHOLDERS

Section 1. Purpose. All meetings of the Shareholders may be held for any purpose determined by the Trustees and shall be held at such time and place as may be fixed from time to time by the Trustees, or at such other place either within or without the State of Delaware as shall be designated from time to time by the Trustees and stated in the notice indicating that a meeting has been called for such purpose. Subject to any applicable requirements or interpretations of the 1940 Act, any meeting, regular or special, may be held by conference telephone or similar communication equipment, so long as all persons participating in the meeting can hear one another, and all such persons shall be deemed to be present in person at such meeting for purposes of the Delaware Act and, to the extent permitted, the 1940 Act. Meetings of Shareholders may be held for any purpose determined by the Trustees and may be held at such time and place, within or without the State of Delaware as shall be stated in the notice of the meeting or in a duly executed waiver of notice thereof. At all meetings of the Shareholders, every Record Owner entitled to vote on a matter to be voted on by such Shares shall be entitled to vote on such matter at such meeting either in person or by written proxy signed by the Record Owner or by his duly authorized attorney in fact. A Record Owner may duly authorize such attorney in fact through written, electronic, telephonic, computerized, facsimile, telecommunication, telex or oral communication or by any other form of communication.

Section 2. Election of Trustees. Annual meetings, defined as the Shareholder meetings at which Trustees are annually elected, shall be held on such date and at such time as shall be designated from time to time by the Trustees and stated in the notice of the meeting, at which the Shareholders shall elect the number of Trustees as provided in the Agreement and as the notice for such meeting shall state are to be elected, and transact such other business as may properly be brought before the meeting in accordance with Section 1 of this Article IV and Article V.

Section 3. Notice of Meetings. Written notice of any meeting stating the place, date, and hour of the meeting and the purpose or purposes for which the meeting is called, shall be given not less than ten days before the date of the meeting, to each Shareholder entitled to vote at such meeting in accordance with Article V hereof. No notice of any meeting need be given to any Shareholder who attends such meeting in person or to any Shareholder who waives notice of such meeting (which waiver shall be filed with the records of such meeting), whether before or after the time of the meeting. In the absence of fraud, any irregularities in the notice of any

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meeting or the nonreceipt of any such notice by any of the Shareholders shall not invalidate any action otherwise properly taken at any such meeting.

Section 4. Special Meetings. Special meetings of the Shareholders, for any purpose or purposes, unless otherwise prescribed by applicable law or by the Agreement, may be called by the Chair or by a majority of the Trustees. For the avoidance of doubt, Shareholders shall have no power to call special meetings of Shareholders.

Section 5. Conduct of Meeting. Business transacted at any meeting of Shareholders shall be limited to (a) the purpose stated in the notice, (b) the adjournment of such meeting in accordance with Section 14 of this Article IV, and (c) solely with respect to annual meetings, such other matters as are permitted to be presented at the meeting in accordance with Section 1 of Article V.

Section 6. Quorum. A majority of the outstanding Shares entitled to vote at a Shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders’ meeting, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which Shares are listed for trading, in which case such quorum shall comply with such requirements. Quorum shall be determined with respect to the meeting as a whole regardless of whether particular matters have achieved the requisite vote for approval, but the presence or absence of a quorum shall not prevent any adjournment at the meeting pursuant to Section 14 of this Article IV.

Section 7. Organization of Meetings.

(a) The meetings of the Shareholders shall be presided over by the Chair, or if the Chair shall not be present, by the Vice Chair, if any, or if the Vice Chair shall not be present or if there is no Vice Chair, by the President, or if the President shall not be present, by a Vice President, or if no Vice President is present, by a chair appointed for such purpose by the Board of Trustees or, if not so appointed, by a chair appointed for such purpose by the officers and Trustees present at the meeting. The Secretary of the Trust, if present, shall act as secretary of such meetings, or if the Secretary is not present, an Assistant Secretary of the Trust shall so act, and if no Assistant Secretary is present, then a person designated by the Secretary of the Trust shall so act, and if the Secretary has not designated a person, then the meeting shall elect a secretary for the meeting.

(b) The Board of Trustees of the Trust shall be entitled to make such rules and regulations for the conduct of meetings of Shareholders as it shall deem necessary, appropriate or convenient. Subject to such rules and regulations of the Board of Trustees, if any, the chair of the meeting shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such chair, are necessary, appropriate or convenient for the proper conduct of the meeting, including, without limitation, establishing: an agenda or order of business for the meeting; rules and procedures for maintaining order at the meeting and the safety of those present; limitations on participation in such meeting to shareholders of record of the Trust and their duly authorized and constituted proxies, and such other persons as the chair shall permit; restrictions on entry to the meeting after the time fixed for the commencement thereof; limitations on the time allotted to questions or comments by participants; and regulation of the opening and closing of the polls for balloting on matters which are to be voted on by ballot. Unless and to the extent otherwise determined by the Board of Trustees or the chair of the meeting, meetings of Shareholders shall not be required to be held in accordance with the rules of parliamentary procedure.

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Section 8. Voting Standard. When a quorum is present at any meeting, the vote of the Shares as set forth in the Agreement shall decide any question brought before such meeting, unless a different vote is required by the express provision of applicable law, the Governing Instrument or applicable contract, in which case such express provision shall govern and control the decision of such question. Where a separate vote by classes is required, the preceding sentence shall apply to such separate votes by classes.

Section 9. Voting Procedure. Each Record Owner as of the record date established pursuant to Section 13 of this Article IV shall be entitled to one vote for each whole Share and a proportionate fractional vote for each fractional Share owned of record on the record date by such Record Owner.

Section 10. Action Without Meeting. Unless otherwise provided in the Agreement or applicable law, any action required to be taken at any meeting of the Shareholders, or any action which may be taken at any meeting of the Shareholders, may be taken without a meeting, without prior notice and without a vote, if a consent in writing, setting forth the action so taken, shall be signed by the holders of outstanding Shares of the Trust (or a class of Shares in the case of a class vote) having not less than the minimum number of votes that would be necessary to authorize or take such action at a meeting at which all Shares of the Trust (or such class) entitled to vote thereon were present and voted. Prompt notice of the taking of any such action without a meeting by less than unanimous written consent shall be given to those Shareholders of the Trust (or such class, as applicable) who have not consented in writing.

Section 11. Broker Non-Votes. At any meeting of Shareholders, the Trust will consider broker non-votes, if any, as “entitled to vote, ~~”~~“ and therefore present for purposes of determining whether a quorum is present at the meeting and the percentage of outstanding Shares present in person or by proxy and entitled to vote at the meeting.

Section 12. Abstentions. At any meeting of Shareholders, the Trust will consider abstentions, if any, as “entitled to vote,” and therefore present for purposes of determining whether a quorum is present at the meeting and the percentage of outstanding Shares present in person or by proxy and entitled to vote at the meeting.

Section 13. Record Date for Shareholder Meetings and Consents. In order that the Trustees may determine the Record Owners entitled to notice of or to vote at any meeting of Shareholders or any adjournment thereof, or to express consent to action in writing without a meeting, the Board of Trustees may fix a record date, which record date shall not precede the date upon which the resolution fixing the record date is adopted by the Board of Trustees, and which record date shall not be more than ninety nor less than ten days before the original date upon which the meeting of Shareholders is scheduled. A determination of Record Owners entitled to notice of or to vote at a meeting of Shareholders shall apply to any adjournment of the meeting; provided, however, that the Board of Trustees may fix a new record date for the adjourned meeting so long as notice of the adjournment and the new record and meeting dates are given to the Shareholders.

Section 14. Adjournments.

(a) Prior to the date upon which any meeting of Shareholders is to be held, the Board of Trustees may postpone such meeting one or more times for any reason by giving notice to each Shareholder entitled to vote at the meeting so postponed of the place, date and hour at which such meeting will be held. Such notice shall be given not fewer than two (2) days

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before the date of such meeting and otherwise in accordance with Article V. A meeting of the Shareholders convened on the date for which it was called may be adjourned from time to time without further notice to the Shareholders to a date not more than 120 days after the original meeting date. A meeting of the Shareholders may not be adjourned for more than 120 days after the original meeting date for such meeting without giving the Shareholders notice of the adjournment and the new meeting date. Notwithstanding Article IV, Section 8 hereof, and whether or not a quorum is present, the vote of the holders of one-third (1/3) of the Shares cast, or the chair of the meeting in his or her discretion, shall have the power to adjourn a meeting of the Shareholders with regard to a particular proposal scheduled to be voted on at such meeting or to adjourn such meeting entirely.

(b) In voting for adjournment, the persons named as proxies may vote their proxies (including those marked “withhold,” “against” or “abstain”) in favor of one or more adjournments of the meeting, or the chair of the meeting may call an adjournment, provided such Persons determine that such adjournment is reasonable and in the best interests of Shareholders and the Trust, based on a consideration of such factors as they may deem relevant.

Section 15. Voting – Proxies. At all meetings of the Shareholders, every Shareholder of record entitled to vote thereat shall be entitled to vote either in person or by proxy, which term shall include proxies provided by such Shareholder, or his duly authorized attorney, through written, electronic, telephonic, computerized, facsimile, telecommunications, telex or oral communication or by any other form of communication, each pursuant to such voting procedures and through such systems as are authorized by the Board of Trustees or any officer of the Trust. Proxies may be solicited in the name of one or more Trustees or one or more officers of the Trust.

Unless the proxy provides otherwise, it shall not be valid for more than eleven (11) months before the date of the meeting. All proxies shall be delivered to the secretary of the meeting or other person responsible for recording the proceedings before being voted. A valid proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the person executing it before the vote pursuant to that proxy is taken (a) by a writing delivered to the Trust stating that the proxy is revoked, (b) by a subsequent proxy executed by such person, (c) attendance at the meeting and voting in person by the person executing that proxy, or (d) revocation by such person using any electronic, telephonic, computerized or other alternative means authorized by the Trustees for authorizing the proxy to act; or (ii) written notice of the death or incapacity of the maker of that proxy is received by the Trust before the vote pursuant to that proxy is counted. Unless revoked, any proxy given in connection with a postponed or adjourned meeting for which a new record date is fixed shall continue to be valid so long as the Shareholder giving such proxy is a Shareholder of record on such new such record date.

A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them in which case such proxy shall not be valid and no vote shall be received in respect of such Shares unless all persons holding such Shares shall agree on their manner of voting. Unless otherwise specifically limited by their terms, proxies shall entitle the Shareholder to vote at any adjournment of a Shareholders’ meeting.

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Section 16. Concerning Validity of Proxies, Ballots, Etc. At every meeting of the Shareholders, all proxies shall be received and taken in charge of and all ballots shall be received and canvassed by the secretary of the meeting, who shall decide all questions touching the qualification of voters, the validity of proxies, and the acceptance or rejection of votes, unless inspectors of election shall have been appointed as provided below in this section, in which event such inspectors of election shall decide all such questions.

A proxy purporting to be executed by or on behalf of a Record Owner shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. Subject to the provisions of the Delaware Act, the Agreement, or these By-laws, the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, shall govern all matters concerning the giving, voting or validity of proxies, as if the Trust were a Delaware corporation and the Shareholders were stockholders of a Delaware corporation.

At any election of Trustees, the Board of Trustees prior thereto may, or, if they have not so acted, the chairman of the meeting may, appoint one or more inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspector at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of Trustee shall be appointed as an inspector.

The chairman of the meeting may cause a vote by ballot to be taken upon any election or matter.

ARTICLE V

NOTICES

Section 1. Advance Notice of Shareholder Nominees for Trustee and Other Shareholder Proposals.

(a) The matters to be considered and brought before any annual ~~or special~~ meeting of Shareholders of the Trust shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section.

(b) For any matter to be properly brought before any annual meeting of Shareholders, the matter must be:

(1) Specified in the notice of annual meeting given by or at the direction of the Board of Trustees;

(2) Otherwise brought before the annual meeting by or at the direction of the Board of Trustees; or

(3) Brought before the annual meeting in the manner specified in this Section by a Record Owner at the time of the giving of notice provided for in this Section, on the record date for such meeting and at the time of the meeting, or a Shareholder (a “Nominee Holder”) that holds voting securities entitled to vote at meetings of Shareholders through a nominee or “street name” holder of record and can demonstrate to the Trust such indirect ownership and such Nominee Holder’s

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entitlement to vote such securities, and is a Nominee Holder at the time of the giving of notice provided for in this Section, on the record date for such meeting and at the time of the meeting, with proof of such ownership or holding reasonably satisfactory to the Trust to be provided by such Record Owner or Nominee Holder at each such aforementioned time.

(c) In addition to any other requirements under applicable law and the Governing Instrument of the Trust, persons nominated by Shareholders for election as Trustees of the Trust and any other proposals by Shareholders shall be properly brought before the meeting only if notice of any such matter to be presented by a Shareholder at such meeting of Shareholders (the “Shareholder Notice”) shall be delivered to the Secretary of the Trust at the principal executive office of the Trust not less than ninety (90) nor more than one hundred twenty (120) days prior to the first anniversary date of the annual meeting for the preceding year. A person may be nominated by a Shareholder for election as a Trustee of the Trust only by a holder of a class of Shares entitled to vote on the election of such nominee.

(d) If and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before such anniversary date and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an “Other Annual Meeting Date”), such Shareholder Notice shall be given in the manner provided herein by the later of the close of business on (i) the date ninety (90) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) day following the date such Other Annual Meeting Date is first publicly announced or disclosed; provided, however, that if the Other Annual Meeting Date was disclosed in the proxy statement for the prior year’s annual meeting, than the dates for receipt of the Shareholder Notice shall be calculated in accordance with Section 1(c) of this Article V based on such Other Annual Meeting Date and disclosed in the proxy statement for the prior year’s annual meeting.

(e) Notwithstanding anything in these Bylaws to the contrary, in the event that the number of Trustees to be elected to the Board of Trustees of the Trust is increased and either all of the nominees for Trustee or the size of the increased Board of Trustees are not publicly announced or disclosed by the Trust at least seventy (70) days prior to the first anniversary of the preceding year’s annual meeting, a Shareholder Notice shall also be considered timely hereunder, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the Secretary of the Trust at the principal executive office of the Trust not later than the close of business on the tenth (10th) day following the first date all of such nominees or the size of the increased Board of Trustees shall have been publicly announced or disclosed.

(f) Any Shareholder desiring to nominate any person or persons (as the case may be) for election as a Trustee or Trustees of the Trust shall deliver, as part of such Shareholder Notice:

(1) A statement in writing with respect to the person or persons to be nominated, together with any persons to be designated as a proposed substitute nominee in the event that a proposed nominee is unwilling or unable to serve, including by reason of any disqualification (a “Proposed Nominee”) setting forth:

(A) The name, age, business address, residence address and principal occupation or employment of the Proposed Nominee;

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(B) The number and class of all Shares of the Trust owned of record and beneficially by each such Proposed Nominee and the date(s) of acquisition of such Shares, together with records evidencing such holdings;

(C) The name of each nominee holder of Shares owned beneficially but not of record by such Proposed Nominee, the number and class of such Shares held by each such nominee holder and the date(s) of acquisition of such Shares, together with records evidencing such holdings;

(D) The number and class of all Shares (i) which the Proposed Nominee has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise or (ii) which are beneficially owned, directly or indirectly (including Shares deemed owned through application of clause (i) above), by any other Person or group with which the Proposed Nominee or its “affiliate” or “associate,” as those terms are defined in Rule 12b-2, or any successor rule, under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), has any agreement, arrangement, or understanding for the purpose of acquiring, holding, voting, or disposing of Shares, or which is its “affiliate” or “associate” as so defined;

(E) The information regarding each such Proposed Nominee required by paragraph (b) of Item 22 of Rule 14a-101 under the Exchange Act, adopted by the Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Commission applicable to the Trust);

(F) Whether such Shareholder believes any Proposed Nominee will be an “interested person” of the Trust (as defined in the 1940 Act), and, if not an “interested person”, information regarding each Proposed Nominee that will be sufficient for the Trust to make such determination; and

(G) A description of any agreement, arrangement or understanding, whether written or oral (including any derivative or short positions, profit interests, options or similar rights and borrowed or loaned shares) that has been entered into as of the date of the Shareholder Notice by, or on behalf of, such Proposed Nominee (i) the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of such Proposed Nominee; or (ii) related to such nomination;

(H) Each such Proposed Nominee’s signed consent to serve as a Trustee of the Trust if elected; and

(I) Each Proposed Nominee’s written representation that he or she: (i) is not ineligible under Section 9(a) of the 1940 Act; (ii) is not covered by, or subject to a proceeding regarding Section 9(b) of the 1940 Act; (iii) agrees to complete, execute, and return to the Trust within 5 business days of receipt the Trust’s form of trustee questionnaire; and (iv) agrees to complete, execute, and return to the Trust within 5 business days of receipt any supplemental information reasonably requested by the Trust.

(2) Such other information as is required by Section 1(h) of this Article V.

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(g) Any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before the meeting shall deliver, as part of such Shareholder Notice:

(1) The text of the proposal to be presented;

(2) A brief written statement of the reasons why such Shareholder favors the proposal; and

(3) Any material interest of such Shareholder in the matter proposed (other than as a Shareholder).

(h) Any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before the meeting or to elect Proposed Nominees shall deliver, as part of such Shareholder Notice:

(1) In the case of a Nominee Holder, evidence establishing such Nominee Holder’s indirect ownership of, and entitlement to vote, securities at the meeting of Shareholders;

(2) A representation whether the Shareholder or the beneficial owner, if any, intends or is part of a group which intends to solicit proxies from Shareholders in support of such proposal or nomination;

(3) Any other information relating to such Shareholder and such beneficial owner that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies by such Person with respect to the proposed business to be brought by such Person before the annual meeting pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, whether or not such Person intends to deliver a proxy statement or solicit proxies; and

(4) A statement in writing with respect to the Shareholder and the beneficial owner, if any, on whose behalf the proposal is being made setting forth:

(A) The name and address of such Shareholder, as they appear on the Trust’s books, and of such beneficial owner;

(B) The number and class of Shares which are owned beneficially and of record by such Shareholder and such beneficial owner, and the date(s) of acquisition of such shares, together with records evidencing such holdings;

(C) The name of each nominee holder of Shares owned beneficially but not of record by such Shareholder and beneficial owner, and the number and class of such Shares held by each such nominee holder, and the date(s) of acquisition of such shares, together with records evidencing such holdings;

(D) The number and class of all Shares (i) which the Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise (including any derivative or short positions, profit interests, options or similar rights, and borrowed or loaned shares) or (ii) which are beneficially owned, directly or indirectly (including Shares deemed owned

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through application of clause (i) above), by any other Person or group with which the nominating Shareholder or its “affiliate” or “associate,” as those terms are defined in Rule 12b-2, or any successor rule, under the Exchange Act, has any agreement, arrangement, or understanding for the purpose of acquiring, holding, voting, or disposing of Shares, or which is its “affiliate” or “associate” as so defined; and

(E) A description of any agreement, arrangement or understanding, whether written or oral (including any derivative or short positions, profit interests, options or similar rights and borrowed or loaned shares) that has been entered into as of the date of the Shareholder Notice by, or on behalf of, such Shareholder or such beneficial owners (i) the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of such Shareholder or such beneficial owner; or (ii) related to such proposal.

(5) An agreement to return to the Trust within 5 business days of receipt such other information as the Board may reasonably request.

(i) A Shareholder providing notice of any nomination or other business proposed to be brought before an annual meeting of Shareholders shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in the notice of the annual meeting delivered pursuant to Section 3 of Article IV shall be true and correct as of the record date for determining the Record Owners entitled to receive notice of the annual meeting of Shareholders and such update and supplement shall be received by the Secretary at the principal executive offices of the Trust not later than five (5) business days before the record date for determining the Shareholders entitled to receive notice of the annual meeting of Record Owners.

(j) Notwithstanding the foregoing provisions of this Article, unless otherwise required by law, if the Shareholder (or a qualified representative of the Shareholder) does not appear at the annual meeting of Shareholders of the Trust to present a nomination or proposed business, such nomination shall be disregarded and such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Trust. For purposes of this Article, to be considered a qualified representative of the Shareholder, a Person must be a duly authorized officer, manager or partner of such Shareholder, as evidenced by an incumbency certificate executed by the corporate secretary (or other duly authorized officer) of the Shareholder, or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to act for such Shareholder as proxy at the meeting of Shareholders, and such Person must deliver a copy of such incumbency certificate or writing to the secretary of the meeting.

(k) As used in these Governing Instruments, shares “beneficially owned” shall mean all Shares that such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act and may take into account Shares borrowed and loaned in securities lending transactions.

(l) Only such matters shall be conducted at a special meeting of Shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting. Nominations of individuals for election to the Board of Trustees may be made at a special meeting of Shareholders at which Trustees are to be elected:

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(1) Pursuant to the Trust’s notice of meeting;

(2) By or at the direction of the Board of Trustees; or

(3) Provided that the Board of Trustees has determined that Trustees shall be elected at such special meeting, and such special meeting shall meet all of the requirements with respect to annual meetings as if such special meeting were an annual meeting, by:

(A) Any Shareholder of the Trust who is a Record Owner at the time of giving of notice provided for in this Section, at the record date for such meeting and at the time of the special meeting, who is entitled to vote at the meeting and who complied with the notice procedures set forth in this Section; or

(B) A Nominee Holder that holds voting securities entitled to vote at meetings of Shareholders through a nominee or “street name” holder of record and can demonstrate to the Trust such indirect ownership and such Nominee Holder’s entitlement to vote such securities, and is a Nominee Holder at the time of giving of notice provided for in this Section, at the record date for such meeting and at the time of the special meeting, and who is entitled to vote at the meeting and has complied with the notice procedures set forth in this Section.

(m) In the event the Trust calls a special meeting of Shareholders for the purpose of electing one or more Trustees to the Board of Trustees, any Record Owner or Nominee Holder, may nominate a person or persons (as the case may be), for election to such position(s) as specified in the Trust’s notice of meeting, if the appropriate Shareholder Notice shall be delivered to the Secretary of the Trust at the principal executive office of the Trust not later than the close of business on the tenth (10th) day following the day on which the date of the special meeting is publicly announced or disclosed.

(n) For purposes of this Section, a matter shall be deemed to have been “publicly announced or disclosed” if such matter is disclosed in a press release reported by the Dow Jones News Service, Associated Press or comparable national news service or in a document publicly filed by the Trust with the Commission.

(o) In no event shall the adjournment of an annual or special meeting, or any announcement thereof, commence a new period for the giving of notice as provided in this Section.

(p) This Section shall not apply to Shareholder proposals made pursuant to Rule 14a-8 under the Exchange Act. Notwithstanding the forgoing, no Shareholder proposal may be brought before an annual meeting, whether submitted pursuant to this Article V or Rule 14a-8 under the Exchange Act, unless Shareholders have power to vote on the Shareholder proposal, or the subject matter of the Shareholder proposal, pursuant to Section 6.1 of the Agreement, irrespective of whether such Shareholder proposal is submitted as a precatory recommendation to the Board.

(q) The chair of any meeting of Shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to determine whether notice of nominees and other matters proposed to be brought before a meeting has been duly given in the manner provided in this Section and, if not so given, shall

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direct and declare at the meeting that such nominees and other matters are out of order and/or shall not be considered.

(r) No person shall be eligible for election as a Trustee of the Trust unless nominated in accordance with the procedures set forth in this Section 1 of this Article V.

Section 2. Methods of Giving Notice. Whenever, under the provisions of applicable law or of the Governing Instrument, notice is required to be given to any Trustee or Shareholder, it shall not, unless otherwise provided herein, be construed to mean personal notice, but such notice may be given orally in person, or by telephone (promptly confirmed in writing) or in writing, by mail addressed to such Trustee at his or her last given address or to such Shareholder at his address as it appears on the records of the Trust, with postage thereon prepaid, and such notice shall be deemed to be given at the time when the same shall be deposited in the United States mail. Notice to Trustees or members of a committee or sub-committee may also be given by telex, telegram, facsimile, electronic-mail or via overnight courier. If sent by telex or facsimile, notice to a Trustee or member of a committee or sub-committee shall be deemed to be given upon transmittal; if sent by telegram, notice to a Trustee or member of a committee or sub-committee shall be deemed to be given when the telegram, so addressed, is delivered to the telegraph company; if sent by electronic-mail, notice to a Trustee or member of a committee or sub-committee shall be deemed to be given and shall be presumed valid when the Trust’s electronic-mail server reflects the electronic-mail message as having been sent; and if sent via overnight courier, notice to a Trustee or member of a committee or sub-committee shall be deemed to be given when delivered against a receipt therefor.

Section 3. Written Waiver. Whenever any notice is required to be given under the provisions of applicable law, or of the Governing Instrument, a waiver thereof in writing, signed by the person or persons entitled to said notice, whether before or after the time stated therein, shall be deemed equivalent thereto.

ARTICLE VI

UNCERTIFICATED SHARES AND SHARE OWNERSHIP

Section 1. Uncertificated Shares. Except as otherwise required by applicable law, the rules of any exchange on which the Trust is listed or the Governing Instrument, the Trust shall not issue share certificates and no Shareholder shall have the right to demand or require that a certificate be issued to him, her or it.

Section 2. Transfer of Shares. Shares shall be transferable through the sale and purchase on the exchange which the Trust is listed. The sale and purchase of Shares shall be subject to the rules and requirements of any such exchange on which the Trust lists Shares. The Trust will not individually redeem Shares directly from Shareholders.

Section 3. Record Owner Book. The Trust shall keep or cause to be kept a Shareholder book, which may be maintained by means of computer systems, containing the names, alphabetically arranged, of all persons who are Record Owners, showing their places of residence, the number and class of any Shares held by them, respectively, and the dates when they became the Record Owner thereof.

Section 4. Registered Shareholders. The ownership of Shares shall be recorded on the books of the Trust or a transfer or similar agent for the Trust, which books shall contain the

2020.08.13 - Invesco High Income 2024 Target Term Fund - AR Bylaws

names and addresses of the Shareholders and the Shares held by each Shareholder. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders and as to the number of Shares of the Trust held from time to time by each Shareholder. The Trust shall be entitled to recognize the exclusive right of a person registered on its books as the owner of Shares to receive dividends, and to vote as such owner, and shall not be bound to recognize any equitable or other claim of interest in such Share or Shares on the part of any other person, whether or not it shall have express or other notice hereof. No Shareholder shall be entitled to receive payment of any distribution or to have notice given to such Shareholder of any meeting or other action in respect of the Trust until such Shareholder has given its address and such other information as shall be required to such officer or agent of the Trust as shall keep the record books of the Trust for entry thereof.

Section 5. Record Date for Receiving Dividends and Other Actions. In order that the Trustees may determine the Record Owners entitled to receive payment of any dividend or other distribution of allotment of any rights, or entitled to exercise any rights in respect of any change, conversion or exchange of Shares or for the purpose of any other lawful action (other than the record date for meetings of shareholders as set forth in Section 13 of Article IV), the Board of Trustees may fix a record date, which record date (i) shall be set forth in the resolution or resolutions authorizing the payment of such dividend or other lawful action and (ii) shall not precede the date upon which the resolution fixing the record date is adopted by the Board of Trustees.

ARTICLE VII

GENERAL PROVISIONS

Section 1. Seal. The Trust is not required to have any seal, and the adoption or use of a seal shall be purely ornamental and be of no legal effect. The seal, if any, of the Trust may be affixed to any instrument, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document with the same force and effect as if it had been imprinted and affixed manually in the same manner and with the same force and effect as if done by a Delaware business corporation. The presence or absences of a seal shall have no effect on the validity, enforceability or binding nature of any document or instrument that is otherwise duly authorized, executed and delivered.

Section 2. Severability. The provisions of these Bylaws are severable. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of these Bylaws.

Section 3. Headings. Headings are placed in these Bylaws for convenience of reference only and in case of any conflict, the text of these Bylaws rather than the headings shall control.

ARTICLE VIII

INDEMNIFICATION

Section 1. Indemnification.

(a) To the maximum extent permitted by law, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness

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in, any proceeding (other than a proceeding by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding.

(b) To the maximum extent permitted by law, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the investigation, defense or settlement of such proceeding.

(c) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of disabling conduct or for any proceedings by such Covered Person against the Trust. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in disabling conduct.

(d) Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in these Bylaws shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of these Bylaws or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Section 2. Advance Payment of Indemnification Expenses. To the maximum extent permitted by law, the Trust shall advance to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition. To the maximum extent permitted by law, the Trust may advance to any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Covered Person (other than a Trustee or officer of the Trust) the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition. Notwithstanding any provision to the contrary contained herein, the Trust shall not advance expenses to any Covered Person (including a Trustee or officer of the Trust) unless:

(a) the Trust has received an undertaking by or on behalf of such Covered Person that the amount of all expenses so advanced will be paid over by such person to the Trust unless it is ultimately determined that such person is entitled to indemnification for such expenses; and

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(b) (i) such Covered Person shall have provided appropriate security for such undertaking; (ii) the Trust shall be insured against losses by reason of any lawful advance payments; or (iii) either (1) the Trustees, by the vote of a majority of a quorum of qualifying Trustees (as defined in Section 6 below), or (2) independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 3. Determination of Entitlement to Indemnification. Any indemnification required or permitted under this Article VIII (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of disabling conduct, or (ii) in cases where there is no liability, he or she has not engaged in disabling conduct. Such determination shall be made by (i) the vote of a majority of a quorum of qualifying Trustees; or (ii) if there are no such Trustees, or if such Trustees so direct, by independent legal counsel in a written opinion. Notwithstanding anything to the contrary in Section 2 of this Article VIII, if a determination that a Covered Person engaged in disabling conduct is made in accordance with this Section 3, no further advances of expenses shall be made, and all prior advances, and insurance premiums paid for by the Trust, if applicable, must be repaid.

Section 4. Contract Rights. With respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Covered Person, the rights to indemnification conferred in Section 1 of this Article VIII, and with respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, the advancement of expenses conferred in Section 2 of this Article VIII shall be contract rights. Any amendment, repeal, or modification of, or adoption of any provision inconsistent with, this Article VIII (or any provision hereof) shall not adversely affect any right to indemnification or advancement of expenses granted to any such person pursuant hereto with respect to any act or omission of such person occurring prior to the time of such amendment, repeal, modification, or adoption (regardless of whether the proceeding relating to such acts or omissions is commenced before or after the time of such amendment, repeal, modification, or adoption). Any amendment or modification of, or adoption of any provision inconsistent with, this Article VIII (or any provision hereof), that has the effect of positively affecting any right to indemnification or advancement of expenses granted to any such person pursuant hereto, shall not apply retroactively to any person who was not serving as a Trustee, officer, employee or agent of the Trust at the time of such amendment, modification or adoption.

Section 5. Claims.

(a) If (X) a claim under Section 1 of this Article VIII with respect to any right to indemnification is not paid in full by the Trust within sixty days after a written demand has been received by the Trust or (Y) a claim under Section 2 of this Article VIII with respect to any right to the advancement of expenses is not paid in full by the Trust within thirty days after a written demand has been received by the Trust, then the Covered Person seeking to enforce a right to indemnification or to an advancement of expenses, as the case may be, may at any time thereafter bring suit against the Trust to recover the unpaid amount of the claim.

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(b) If successful in whole or in part in any suit brought pursuant to Section 5(a) of this Article VIII, or in a suit brought by the Trust to recover an advancement of expenses (whether pursuant to the terms of an undertaking or otherwise), the Covered Person seeking to enforce a right to indemnification or an advancement of expenses hereunder or the Covered Person from whom the Trust sought to recover an advancement of expenses, as the case may be, shall be entitled to be paid by the Trust the reasonable expenses (including attorneys’ fees) of prosecuting or defending such suit.

Section 6. Definitions. For purposes of this Article VIII: (a) references to “Trust” include any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; (b) the term “disabling conduct” means willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust; (c) the term “expenses” includes, without limitations, attorneys’ fees; (d) the term “proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative; and (e) the term “qualifying Trustee” means any Trustee who is not an interested person (as defined in the 1940 Act) of the Trust and is not a party to the proceeding.

ARTICLE IX

EXECUTION OF INSTRUMENTS, VOTING OF SECURITIES

Section 1. Checks, Notes, Drafts, Etc. So long as the Trust shall employ a custodian to keep custody of the cash and securities of the Trust, all checks and drafts for the payment of money by the Trust may be signed in the name of the Trust by the custodian. Except as otherwise authorized by the Board of Trustees, all requisitions or orders for the assignment of securities standing in the name of the custodian or its nominee, or for the execution of powers to transfer the same, shall be signed in the name of the Trust by the Principal Executive Officer, the President or a Vice President and by the Principal Financial Officer or the Treasurer or an Assistant Treasurer. Promissory notes, checks or drafts payable to the Trust may be endorsed only to the order of the custodian or its nominee and only by the Principal Executive Officer, the President, a Vice President, the Principal Financial Officer or the Treasurer or by such other person or persons as shall be authorized by the Board of Trustees.

Section 2. Voting of Securities. Unless otherwise ordered by the Board of Trustees, the Principal Executive Officer, the President or any Vice President shall have full power and authority on behalf of the Trust to attend and to act and to vote, or in the name of the Trust to execute proxies to vote, at any meeting of shareholders of any company in which the Trust may hold stock. At any such meeting such officer shall possess and may exercise (in person or by proxy) any and all rights, powers and privileges incident to the ownership of such stock. The Board of Trustees may by resolution from time to time confer like powers upon any other person or persons.

ARTICLE X

AMENDMENTS

Section 1. Amendments by Trustees. These Bylaws may be altered or repealed solely by the Trustees, without the vote or approval of the Shareholders. Shareholders shall have no right to amend these Bylaws.

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SECOND AMENDED AND RESTATED AGREEMENT AND

DECLARATION OF TRUST OF

INVESCO HIGH INCOME 2024 TARGET TERM FUND

SECOND AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST of Invesco High Income 2024 Target Term Fund is made the day of August 13, 2020 by the parties signatory hereto, as Trustees;

WHEREAS the Trust was formed on February 8, 2017 by its sole Trustee by the filing of a Certificate of Trust with the office of the Secretary of State of the State of Delaware pursuant to a Declaration of Trust, dated as of February 8, 2017 (the “Original Declaration”);

WHEREAS, the initial sole Trustee has appointed the Trustees and resigned and the initial Shareholder has elected the Trustees;

WHEREAS the Trust has been formed to carry on the business of a closed-end management investment company as defined in the 1940 Act;

WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware statutory trust in accordance with the provisions of the Delaware Statutory Trust Act, as amended from time to time, and the provisions hereinafter set forth; and

WHEREAS the Board of Trustees desires to amend and restate the Original Declaration in the manner hereinafter set forth.

NOW, THEREFORE, the Trustees hereby declare that:

(i) the Original Declaration is amended and restated in its entirety in the manner hereinafter set forth;

(ii) all cash, securities and other assets that the Trust may from time to time acquire in any manner shall be managed and disposed of upon the terms and conditions hereinafter set forth; and

(iii) this Amended and Restated Agreement and Declaration of Trust and the Bylaws shall be binding in accordance with their terms on every Trustee, by virtue of having become a Trustee of the Trust, and on every Shareholder, by virtue of having become a Shareholder of the Trust, pursuant to the terms of this Agreement and the Bylaws.

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2020.08.13 - Invesco High Income 2024 Target Term Fund – 2nd AR Declaration of Trust

2020.08.13 - Invesco High Income 2024 Target Term Fund – 2nd AR Declaration of Trust

ARTICLE I

NAME, DEFINITIONS, PURPOSE AND CERTIFICATE OF TRUST

Section 1.1 Name. The name of the statutory trust is Invesco High Income 2024 Target Term Fund, and the Trustees may transact the Trust’s affairs in that name or any other name as the Board of Trustees may from time to time designate. The Trustees may, without Shareholder approval, change the name of the Trust. Any name change of the Trust shall become effective upon the filing of a certificate of amendment under the Delaware Act reflecting such change. Any such action shall have the status of an amendment to this Agreement. In the event of any name change, the Trustees shall cause notice to be given to the affected Shareholders within a reasonable time after the implementation of such change, which notice will be deemed given if the changed name is reflected in any shareholder report. The Trust shall constitute a Delaware statutory trust in accordance with the Delaware Act.

Section 1.2 Definitions. Whenever used herein, unless otherwise required by the context or specifically provided in the Governing Instrument:

(a)

“12(d) Control Person” means any person who Controls, is Controlled by, or under common Control with, a 12(d) Holder (solely for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act);

(b)

“12(d) Holder” is defined as an investment company (including, for purposes of (1) below, any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act) that in the aggregate owns, directly or indirectly through any companies Controlled by the 12(d) Holder, of record or beneficially as defined in Rule 13d-3 and 13d-5 of the 1934 Act:

(1)	More than three percent (3%) of the outstanding voting Shares of the Trust;

(2)

Securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment company or of any company or companies Controlled by such investment company;

(3)

Securities issued by the Trust and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment or any company or companies Controlled by the investment company making such investment;

(4)

Together with other investment companies having the same Investment Adviser and companies Controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Trust; or

(5)

For an investment company operating as a “fund of funds” pursuant to Section 12(d)(1)(F) of the 1940 Act, together with all Affiliated Persons of such investment company, more than three percent (3%) of the outstanding voting Shares of the Trust (solely for purposes of determining an “Affiliated Person” for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception

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provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act).

(c)	“1933 Act” means the Securities Act of 1933, as amended from time to time, and the rules promulgated thereunder;

(d)	“1934 Act” means the Securities Exchange Act of 1934, as amended from time to time, and the rules promulgated thereunder;

(e)	“1940 Act” means the Investment Company Act of 1940, as amended from time to time, and the rules promulgated thereunder;

(f)	“Advisers Act” means the Investment Advisers Act of 1940, as amended from time to time, and the rules promulgated thereunder;

(g)

“Affiliated Person,” “Commission,” “Company,” “Control,” “Interested Person,” “Investment Adviser,” “Investment Company,” “Person,” and “Principal Underwriter” shall have the meanings given them in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted or interpretive releases of the Commission thereunder;

(h)

“Agreement” means this Amended and Restated Agreement and Declaration of Trust, as it may be amended, restated or supplemented, including without limitation, supplements relating to Preferred Shares, if any, from time to time;

(i)

“Board of Trustees” or “Board” shall mean the governing body of the Trust, that is comprised of the number of Trustees of the Trust fixed from time to time pursuant to Article III hereof, having the powers and duties set forth herein;

(j)	“Bylaws” means the Bylaws of the Trust as amended, restated or supplemented from time to time solely by the Trustees;

(k)

“Certificate of Trust” shall mean the certificate of trust of the Trust filed on February 8, 2017, with the office of the Secretary of State of the State of Delaware as required under the Delaware Act, as such certificate may be amended or restated from time to time;

(l)	“class” or “class of Shares” refers to the division of Shares into two or more classes as provided in Section 2.1;

(m)	“Code” means the Internal Revenue Code of 1986, as amended from time to time, and the regulations promulgated thereunder;

(n)

“Continuing Trustee” means a Trustee who either (a) has been a member of the Board of Trustees for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board of Trustees;

(o)	“Covered Person” means a person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trustees as a

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director, trustee, partner, officer, employee or agent of another foreign or domestic corporation, trust, partnership, joint venture or other enterprise;

(p)	“Delaware Act” refers to the Delaware Statutory Trust Act, 12 Del. C. § 3801 et seq., as such Act may be amended from time to time;

(q)

“Governing Instrument” means collectively, this Agreement, the Bylaws, and any instrument or resolution establishing Preferred Shares, and all written committee and sub-committee charters adopted by the Trustees, and any amendments or modifications thereto;

(r)

“Majority Shareholder Vote” means the vote of “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Trust with each class of Shares voting together as a single class, except to the extent the 1940 Act or the Governing Instrument requires the separate vote of one or more classes of Shares, in which case the applicable proportion of such classes of Shares voting as a separate class, as the case may be, will be required;

(s)

“Majority Trustee Vote” means (a) with respect to a vote of the Board of Trustees, a vote of the majority of the Trustees then in office;, and a separate vote of a majority of the Continuing Trustees; and (b) with respect to a vote of a committee or sub-committee of the Board of Trustees, a vote of the majority of the members of such committee or sub-committee, and a separate vote of a majority of the Continuing Trustees that are members of such committee or sub-committee;

(t)	“Management Trustee” is a Trustee who has present or former associations with the Trust’s Investment Adviser as may cause such person to be an Interested Person of the Trust or its Investment Adviser.

(u)	“Non-Management Trustee” is a Trustee who is not a Management Trustee.

(v)

“Pooled Vehicle” means (i) any issuer meeting the definition of an “investment company” in Section 3(a) of the 1940 Act, or (ii) any person that would meet the definition of an investment company but for the exceptions in Section 3(c) of the 1940 Act.

(w)	“Record Owner” means, as of any particular time, a record owner of Shares of the Trust shown on the books of the Trust or the Trust’s transfer agent as then issued and outstanding at such time;

(x)

“Registration Statement” means a registration statement of the Trust relating to Shares filed with the Commission under the 1933 Act and/or the 1940 Act, and all amendments to such registration statement, as in effect from time to time and shall include any prospectus or statement of additional information forming a part

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thereof. The “effective date” of a Registration Statement shall be the date on which such Registration Statement (and any amendments thereto) is declared effective by the Commission, or becomes effective pursuant to the 1933 Act and/or the 1940 Act;

(y)	“series” or “series of Shares” refers to the designation of Shares into one or more series as provided in Section 2.1;

(z)	“Shareholder” means, as of any particular time, an owner of Shares, whether beneficially or of record, of the Trust;

(aa)

“Shares” means the transferable units of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares. All references to Shares shall be deemed to be Shares of any or all series or classes as the context may require;

(bb)

“Trust” means Invesco High Income 2024 Target Term Fund, the Delaware statutory trust formed under the Original Declaration, as amended and restated by this Agreement, and by filing of the Certificate of Trust with the office of the Secretary of State of the State of Delaware and governed by this Agreement, as such instruments may be further amended, restated or supplemented from time to time;

(cc)	“Trust Property” means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust, or by the Trustees on behalf of the Trust; and

(dd)

“Trustees” means the natural persons who have signed this Agreement as trustees, and all other natural persons who may from time to time be duly appointed as Trustee in accordance with the provisions of Section 3.4, or elected as Trustee by the Shareholders, in each case so long as they shall continue to serve as trustees of the Trust in accordance with the terms hereof and reference herein to a Trustee or to the Trustees shall refer to such natural persons in their capacity as Trustees hereunder.

In this Agreement or in any amended, restated or supplemented Agreement, references to this Agreement, and all expressions like “herein,” “hereof,” and “hereunder,” shall be deemed to refer to this Agreement as amended, restated or supplemented. All expressions like “his,” “he,” and “him,” shall be deemed to include the feminine and neuter, as well as masculine, genders.

Section 1.3 Purpose. The purpose of the Trust is to conduct, operate and carry on the business of a closed-end management investment company registered under the 1940 Act investing primarily in securities and other financial instruments or property, and to carry on such other business as the Trustees may from time to time determine pursuant to their authority under this Agreement.

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ARTICLE II

SHARES OF BENEFICIAL INTEREST

Section 2.1 Shares of Beneficial Interest.

(a)

The Trustees may, without Shareholder approval, authorize the creation and issuance of one or more classes of Shares (which classes may be designated as one or more series), with Shares of each such class or series having such par value (or no par value) and such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine. Subject to applicable law, the Trustees may, without Shareholder approval, authorize the Trust to issue subscription or other rights representing interests in Shares to existing Shareholders or other persons subject to such terms and conditions as the Trustees may determine. The number of Shares of each class or series authorized shall be unlimited, and, unless otherwise provided in the Governing Instrument, the Shares so authorized may be represented in part by fractional Shares. The Trustees may without Shareholder approval from time to time divide or combine the Shares of any class or series into a greater or lesser number without thereby changing the proportionate beneficial interest in the class or series. All Shares issued hereunder, including without limitation, Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of shares, when issued on the terms determined by the Trustees, shall be fully paid and nonassessable.

(b)

The Shares shall initially be designated as one class, a class of an unlimited number of common Shares, no par value (the “Common Shares”), having the powers, preferences, rights, qualifications, limitations and restrictions described below. The Trustees, without shareholder approval, may also, from time to time, issue a class of an unlimited number of preferred Shares (the “Preferred Shares”), having such par value (or no par value), powers, preferences, rights, qualifications, limitations and restrictions as shall be set forth in a written instrument or resolution or resolutions adopted by the Trustees. Following the issuance of Preferred Shares, when no Preferred Shares or series of Preferred Shares remain outstanding, the Trustees may adopt a resolution eliminating such Preferred Shares or Preferred Shares of the applicable series, subject to the right of the Trustees to issue Preferred Shares or Preferred Shares of a series pursuant to a future resolution or resolutions. To the extent that the Trustees authorize and issue Preferred Shares, they are hereby authorized and empowered to amend, restate or supplement this Agreement as they deem necessary or appropriate, including to comply with the requirements of the 1940 Act or requirements imposed by the rating agencies or other Persons, all without the approval of Shareholders.

(c)	Shareholders shall have no power to vote on any matter except matters on which a vote of Shareholders is required by the 1940 Act or the Governing Instrument.

(d)	Subject to any Board resolution establishing and designating a class of Shares, Shareholders shall have no preemptive or other right to subscribe for new or

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additional authorized, but unissued Shares or other securities issued by the Trust.

(e)

Subject to the rights of the holders of Preferred Shares, if any, dividends or other distributions, when, as and if declared by the Board, shall be shared equally by the holders of Common Shares on a share for share basis. Subject to the rights of the holders of Preferred Shares, if any, in the event of the dissolution of the Trust, the holders of the Common Shares shall be entitled to receive pro rata the net distributable assets of the Trust.

(f)

Any Trustee, officer or other agent of the Trust, and any organization in which any such Person has an economic or other interest, may acquire, own, hold and dispose of Shares in the Trust, whether such Shares are authorized but unissued, or already outstanding, to the same extent as if such Person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell and may purchase such Shares from any such Person or any such organization, subject to the limitations, restrictions or other provisions applicable to the sale or purchase of such shares herein, the 1940 Act and other applicable law.

Section 2.2 Other Securities. The Trustees may, subject to the requirements of the 1940 Act and the Governing Instrument, authorize the creation and issuance of such other securities of the Trust as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Trustees see fit, including debt securities or other securities senior to any Shares or other securities of the Trust. The Trustees are hereby authorized and empowered to amend, restate or supplement this Agreement as they deem necessary or appropriate in connection with the creation and issuance of any such securities without approval of Shareholders. The Trustees are also authorized to take such actions and retain such Persons as they see fit to offer and sell such securities.

Section 2.3 Personal Liability of Shareholders. No Shareholder of the Trust shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholder or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than (i) such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise, or (ii) any indemnification payment owed to the Trust by the Shareholder pursuant to Section 8.5. The Shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation of personal liability as is extended under the Delaware General Corporation Law to stockholders of private corporations for profit.

Section 2.4 Derivative Actions. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the following conditions are met:

(a) The Shareholder or Shareholders must make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such an action is not likely to succeed. For purposes of this Section 2.4, a demand on the Board of Trustees shall be deemed not likely to succeed and therefore excused only if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such

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term is defined in the Delaware Act);

(b) Unless a demand is not required under Section 2.4(a), Shareholders eligible to bring such derivative action under the Delaware Act who hold at least a majority of the outstanding Shares of the Trust shall join in the demand for the Board of Trustees to commence such action; and

(c) Unless a demand is not required under Section 2.4(a), the Board of Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim. The Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the demand and may require an undertaking by the Shareholders making such demand to reimburse the Trust for the fees and expense of any such counsel or other advisors and other out of pocket expenses of the Trust, in the event that the Board of Trustees determines not to bring such action. The Trust is hereby permitted to redeem or repurchase Shares of any Shareholder liable to the Trust under this Section 2.4(c) at a value determined by the Board of Trustees in accordance with the 1940 Act and other applicable law, and to set off against and retain any distributions otherwise payable to any Shareholder liable to the Trust under this Section 2.4(c), in payment of amounts due hereunder.

(d) For purposes of this Section 2.4, the Board of Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who are “independent trustees” (as such term in defined in the Delaware Act).

(e) To the maximum extent permitted by law, each Shareholder of the Trust acknowledges and agrees that any alleged injury to Trust Property, any diminution in the value of the Shareholder’s shares, or any other claim arising out of or relating to an allegation regarding the actions, inaction, or omissions of or by the Trustees, the Trust’s officers or the Investment Adviser of the Trust is a legal claim belonging only to the Trust and not to the Shareholders individually. Accordingly, all Shareholders shall be bound to bring any and all such claims pursuant only to the provisions of this Section 2.4 of this Agreement. The Shareholders acknowledge that, for these purposes, the Trust is deemed to be a separate and distinct legal entity.

Section 2.5 No Direct Claims. No group of Shareholders shall have the right to bring or maintain a direct action or claim for monetary damages against the Trust or the Trustees predicated upon an express or implied right of action under this Agreement or the 1940 Act, nor shall any single Shareholder, who is similarly situated to one or more other Shareholders with respect to the alleged injury, have the right to bring such an action, unless such group of Shareholders or Shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. A request for authorization shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the group of Shareholders or Shareholder to support the allegations made in the request. The Trustees shall consider such request within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit

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the matter to a vote of Shareholders, shall be made in their business judgment and shall be binding on all Shareholders.

Section 2.6 Assent to Agreement. Every Shareholder, by virtue of having purchased a Share, shall be bound by the terms of the Governing Instrument. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to rights of said deceased, incapacitated, dissolved, terminated or bankrupt Shareholder under the Governing Instrument. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. Ownership of Shares shall not make the Shareholders third party beneficiaries of any contract entered into by the Trust.

Section 2.7 Disclosure of Holding. The Shareholders or holders of other securities of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct or indirect ownership of Shares or other securities of the Trust as the Trustees deem to be (i) in the best interests of the Trust or (ii) necessary to comply with the provisions of the Code, the 1940 Act or other applicable laws or regulations, or to comply with the requirements of any other taxing or regulatory authority or stock exchange on which the Shares are listed for trading.

ARTICLE III

THE TRUSTEES

Section 3.1 Management of the Trust.

(a)

The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by this Agreement.

(b)

The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United States of America, and in any and all foreign jurisdictions and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any construction or interpretation of this Agreement and the Bylaws by the Trustees and any action taken pursuant thereto and any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive and binding on all Shareholders and all other persons for all purposes. In construing the provisions of this Agreement, the presumption shall be in favor of a grant of power to the Trustees.

(c)

The enumeration of any specific power in this Agreement shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised without order of or resort to any court or other authority.

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Section 3.2 Number of Trustees. The Board shall consist of such number of Trustees as shall be fixed from time to time by a Majority Trustee Vote; provided, however, that the number of Trustees shall in no event be less than two (2) nor more than (14) and provided further that the number of Trustees shall be increased automatically to such number as is required to effectuate Section 3.4(b). The natural persons who have executed this Agreement shall be the Trustees as of the date hereof.

Section 3.3 Classes of Trustees; Terms of Office of Trustees.

(a)

The Board of Trustees shall be divided into three classes. The number of Trustees in each class, and the individual Trustees assigned to each class, shall be determined by resolution of the Board of Trustees.

(b)	The terms of office for each class of Trustees shall be determined as follows:

(1)	The term of office of the first class shall expire on the date of the first annual meeting of Shareholders, or special meeting in lieu thereof at which Trustees are elected, following the date hereof;

(2)

The term of office of the second class shall expire on the date of the second annual meeting of Shareholders or special meeting in lieu thereof at which Trustees are elected, following the date hereof;

(3)

The term of office of the third class shall expire on the date of the third annual meeting of Shareholders or special meeting in lieu thereof at which Trustees are elected, following the date hereof; and

(4)

Upon expiration of the term of office of each class as set forth above, the number of Trustees in such class, as determined by the Board of Trustees, shall be elected to succeed the Trustees whose terms of office expire for a term expiring on the date of the third annual meeting of Shareholders, or special meeting in lieu thereof at which Trustees are elected, following such expiration. The term of any Trustee standing for re-election who fails to receive sufficient votes to be elected to office due to a lack of quorum or a failure of such Trustee or any successor Trustee to such Trustee to receive the required Shareholder vote set forth in Section 3.4 shall continue for successive one year terms until such Trustee is duly elected, at which time such Trustee shall serve the remainder of the term of office for the class to which such Trustee was elected, or until a successor Trustee to such Trustee is duly elected and shall have qualified.

(c)

Each Trustee elected shall hold office until his or her successor shall have been elected at a meeting of Shareholders called for the purpose of electing Trustees and shall have qualified, except that:

(1)

Any Trustee may resign as trustee or may retire by written instrument signed by such Trustee and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein;

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(2)

Any Trustee may only be removed for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee Qualifications outlined in Section 3.10; or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case only by a written instrument signed by at least 75% of the number of Trustees prior to such removal (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective;

(3)

Any Trustee who has died, become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and

(4)	A Trustee shall be retired in accordance with the terms of any retirement policy adopted by the Trustees and in effect from time to time.

Section 3.4 Election, Vacancies and Appointment of Trustees.

(a)

Except as set forth in Section 3.4(b), Trustees shall be elected by the affirmative vote of a majority of the outstanding Shares of the Trust present in person or by proxy and entitled to vote at an annual meeting of Shareholders (or special meeting in lieu thereof at which Trustees are elected) at which a quorum is present.

(b)	At any time that Preferred Shares are issued and outstanding:

(1)

Two (2) Trustees shall at all times have been elected by the holders of Preferred Shares, voting as a separate class, or in the event of a vacancy of a Trustee so elected, appointed by the Board for such purpose in accordance with the terms of the Governing Instrument; and

(2)

The two Trustees to be elected solely by the holders of Preferred Shares shall be elected by the affirmative vote of a majority of the outstanding Preferred Shares present in person or by proxy and entitled to vote at an annual meeting of Shareholders (or special meeting in lieu thereof at which Trustees are elected) at which a quorum is present, voting as a separate class, and, subject to Section 3.4(b)(3) below, the remaining Trustees shall be elected by the Common Shares and Preferred Shares voting together as provided in Section 3.4(a) above.

(3)

Notwithstanding the foregoing, the Preferred Shareholders voting as a separate class shall elect at least a majority of the Trustees, and the number of Trustees shall be fixed automatically to such increased number that is the smallest number that, when added to the two Trustees elected exclusively by the holders of Preferred Shares, would constitute a majority of the Board of Trustees as so increased, during any period that holders of Preferred Shares are entitled to elect a majority of the Trustees of the Trust pursuant to the designations and powers, preferences and rights, and the qualifications, limitations

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and restrictions of the Preferred Shares as set forth by the Trustees in accordance with this Agreement (a “Voting Period”). Upon termination of a Voting Period, the voting rights described in this subparagraph 3.4(b)(3) shall cease and the terms of the additional Trustees elected pursuant to this Section 3.4(b)(3) shall immediately terminate; subject always, however, to the revesting of such voting rights upon the further occurrence of any of the events described in this subparagraph 3.4(b)(3).

(c)

In case of a vacancy arising from a Trustee’s declination to serve, death, resignation, retirement, removal incapacity, or inability to serve, the size of the Board shall be automatically reduced by the number of vacancies arising therefrom (but not to less than two) unless or until the Board by resolution expressly maintains or increases the size of the Board. Whenever the size of the Board of Trustees is reduced due to such a vacancy, the remaining Trustees shall have all the powers hereunder and the determination of the remaining Trustees shall be conclusive. In the case of a vacancy arising from a Board resolution to maintain or increase the size of the Board, the remaining Trustees may fill such vacancy or add additional Board members, as the case may be, by appointing such other person as they in their discretion shall see fit and meeting the Trustee Qualifications outlined in Section 3.10. A Trustee appointed to fill any such vacancy or as an additional Board member, shall serve for the remainder of the term commensurate with the class to which the person is appointed. Such appointment shall be evidenced by (i) a resolution of the Board of Trustees, duly adopted by a Majority Trustee Vote, which shall be recorded in the minutes of a meeting of the Trustees, or (ii) a written instrument signed by a requisite number of Trustees in office sufficient to constitute a Majority Trustee Vote, in each case whereupon the appointment shall take effect.

(d)

An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation, or removal of a Trustee, or an increase in the size of the Board effective at a later date, provided that said appointment shall become effective only at the time or after the expected vacancy occurs.

Section 3.5 Temporary Absence of Trustee. Any Trustee may, by power of attorney, delegate his power for a period not exceeding six months at any one time to any other Trustee or Trustees, provided that in no case shall fewer than two Trustees personally exercise the other powers hereunder except as herein otherwise expressly provided.

Section 3.6 Effect of Death, Resignation, etc. of a Trustee. The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the Trust or to revoke any existing agency created pursuant to the terms of this Agreement. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Agreement.

Section 3.7 Ownership of Assets of the Trust. The assets of the Trust shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee

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hereunder by the Trustees or any successor Trustees. Legal title in all of the assets of the Trust and the right to conduct any business shall at all times be considered to be held by or in the name of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by the Trustees or in the name of any other Person as nominee on behalf of the Trust. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, retirement, removal, declination to serve, incapacity, or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered. No creditor of any Trustee shall have any right to obtain possession, or otherwise exercise legal or equitable remedies with respect to, any Trust Property with respect to any claim against, or obligation of, such Trustee in its individual capacity and not related to the Trust. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust, or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust. The Shares shall be personal property giving only the rights specifically set forth in this Agreement or the Delaware Act.

Section 3.8 Legal Standard. The Trustees shall be subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if the Trust were a Delaware corporation, the Shareholders were shareholders of such Delaware corporation and the Trustees were directors of such Delaware corporation. Without limiting the generality of the foregoing, all actions and omissions of the Trustees shall be evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. The appointment, designation or identification of a Trustee as the Chair of the Board, a member or chair of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that person any standard of care or liability that is greater than that imposed on that person as a Trustee in the absence of the appointment, designation or identification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof. Except to the extent required by applicable law or expressly stated herein, (a) no Trustee or Trust officer shall have any fiduciary duty or other legal duty or obligation to the Trust, the Shareholders or any other Person, and (b) the Trust shall have no fiduciary duty or other legal duty or obligation to the Shareholders or any other Person except the Trustees. Unless otherwise expressly provided herein or required by federal law including the 1940 Act, the Trustees shall act in their sole discretion and may take any action or exercise any power without any vote or consent of the Shareholders.

Section 3.9 Other Business Interests. The Trustees shall devote to the affairs of the Trust such time as may be necessary for the proper performance of their duties hereunder, but neither the Trustees nor the officers, directors, shareholders, partners or employees of the Trustees, if any, shall be expected to devote their full time to the performance of such duties. The Trustees, or any Affiliated Person, shareholder, officer, director, partner or employee thereof, or any Person owning a legal or beneficial interest therein, may engage in, or possess an interest in, any business or venture other than the Trust, of any nature and description, independently or with or for the account of others. None of the Trust or any Shareholder shall have the right to participate or share in such other business or venture or any profit or

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compensation derived therefrom.

Section 3.10 Trustee Qualifications.

(a)	An individual who is an Affiliated Person of any:

(1)	Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

(2)	Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser); or

(3)

Entity Controlling, Controlled by, or under common Control with, any Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser) or Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

shall be disqualified from being nominated or serving as a Trustee, if the Board determines by Majority Trustee Vote (excluding the vote of any Trustee subject to such vote) that such relationship is reasonably likely to:

(1)	Present undue conflicts of interest between (i) the Trust and its shareholders, and (ii) such other Investment Adviser or Pooled Vehicle;

(2)	Impede the ability of the individual to discharge the duties of a Trustee; and/or

(3)	Impede the free flow of information (including proprietary, non-public or confidential information) between the Trust’s Investment Adviser and the Board of Trustees.

(b)	An individual who:

(1)	Is a 12(d) Control Person;

(2)	Is an Affiliated Person of a 12(d) Holder or 12(d) Control Person; or

(3)	Has accepted directly or indirectly any consulting, advisory, or other compensatory fee from any 12(d) Holder or 12(d) Control Person;

shall be disqualified from being nominated or serving as a Trustee.

(c)

An individual who serves as a trustee or director of 5 or more issuers (including the Trust) having securities registered under the Exchange Act (for these purposes, investment companies or individual series thereof having the same Investment Adviser as the Trust or any Investment Adviser affiliated with the Trust’s Investment Adviser shall be counted as a single issuer) shall be disqualified from being nominated or serving as a Trustee.

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(d)

An individual who has been subject to any censure, order, consent decree or adverse final action of any federal, state, or foreign governmental or regulatory authority barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (“Prohibited Conduct”), been the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or serving as a Trustee failing to satisfy the requirements of this paragraph, or is or has been engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the SEC censuring, placing limitations on the activities, functions, or operation of, suspending, or revoking the registration of any Investment Adviser under Section 203(e) or (f) of the Advisers Act shall be disqualified from being nominated or serving as a Trustee.

(e)

An individual who is or has been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that would permit, or could reasonably have been expected or would reasonably be expected to permit the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from servicing or acting as an employee, officer, trustee, director, member of an advisory board, Investment Adviser or depositor of, or principal underwriter for, a registered investment company or Affiliated Person of such Investment Adviser, depositor, or principal underwriter shall be disqualified from being nominated or serving as a Trustee.

ARTICLE IV

POWERS OF THE TRUSTEES

Section 4.1 Powers.

(a)

Subject to the provisions of this Agreement, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust.

(b)	Without limiting the foregoing and subject to any applicable limitation in the Governing Instrument or applicable law, the Trustees shall have power and authority:

(1)

To invest and reinvest cash and other property, and to hold cash or other property uninvested, without in any event being bound or limited by any present or future law or custom in regard to investments by Trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on, distribute and otherwise deal with and lease any or all of the assets of the Trust;

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(2)	To operate as, and to carry on the business of, an investment company, and to exercise all the powers necessary and appropriate to the conduct of such operations;

(3)

To borrow money and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation or engagement of any other Person and to lend Trust Property;

(4)

To provide for the distribution of Shares either through a principal underwriter in the manner hereafter provided for or by the Trust itself, or both, or otherwise pursuant to an underwriting agreement of any kind;

(5)

To adopt Bylaws not inconsistent with this Agreement providing for the conduct of the business of the Trust and to amend and repeal them all without a vote of the Shareholders; such Bylaws shall be deemed incorporated and included in the Governing Instrument;

(6)	To elect and remove such officers and appoint and terminate such agents as they consider appropriate;

(7)

To employ one or more banks, trust companies or companies that are members of a national securities exchange or such other domestic or foreign entities as custodians of any assets of the Trust subject to any conditions set forth in the Governing Instrument;

(8)	To retain one or more transfer agents and shareholder servicing agents;

(9)	To set record dates in the manner provided herein or in the Bylaws;

(10)

To delegate such authority as they consider desirable to any officers of the Trust and to any Investment Adviser, manager, administrator, custodian, underwriter or other agent or independent contractor;

(11)	To sell or exchange any or all of the assets of the Trust;

(12)

To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies and powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustee shall deem proper;

(13)	To exercise powers and rights of subscription or otherwise that in any manner arise out of ownership of securities;

(14)

To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trust or a custodian or a nominee or nominees, subject in

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either case to proper safeguards according to the usual practice of Delaware statutory trusts or investment companies;

(15)

To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern, with respect to any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern, and to pay calls or subscriptions with respect to any security held in the Trust;

(16)	To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

(17)	To declare and pay dividends and make distributions of income and of capital gains and capital to Shareholders in the manner hereinafter provided;

(18)	To repurchase Shares from time to time as permitted by applicable law, upon such terms and conditions as the Trustees shall establish;

(19)

To establish one or more committees or sub-committees, to delegate any of the powers of the Trustees to said committees or sub-committees and to adopt a written charter for one or more of such committees or sub-committees governing its membership, duties and operations and any other characteristics as the Trustees may deem proper, each of which committees and sub-committees may consist of less than the whole number of Trustees then in office, and may be empowered to act for and bind the Trustees and the Trust as if the acts of such committee or sub-committee were the acts of all the Trustees then in office;

(20)	To interpret the investment policies, practices or limitations of the Trust;

(21)	To establish a registered office and have a registered agent in the State of Delaware;

(22)	To enter into joint ventures, general or limited partnerships, limited liability companies, and any other combinations and associations;

(23)	Subject to the 1940 Act, to engage in any other lawful act or activity in which a statutory trust organized under the Delaware Act may engage; ~~and~~

(24)

In general, to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power hereinbefore set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or growing out of or connected with the aforesaid business or purposes, objects or powers;

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(25)	To examine the Declaration of Trust and these Bylaws; and

(26)

Subject to such policies and procedures as may be adopted, or modified thereafter, by the Board of Trustees, in each case by Majority Trustee Vote, to access the Trust’s other records and to receive such other information about the Trust as is reasonably necessary for the Trustee to perform his or her duties to the Trust and its shareholders, and otherwise only to the extent required by applicable law.

(c)

This Section 4.1 shall be construed both as objects and powers, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees.

(d)	Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust, and not an action in an individual capacity.

(e)	The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust.

(f)

No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.

Section 4.2 Issuance and Repurchase of Shares. The Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in Shares and, subject to the provisions set forth in Articles II and VII hereof, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust.

Section 4.3 Action by the Trustees. Except as otherwise set forth herein, the Board of Trustees or any committee or sub-committee thereof shall act by Majority Trustee Vote of those present at a meeting duly called as set forth in the Bylaws at which a quorum required by the Bylaws is present. Any action that may be taken by the Board of Trustees or any committee or sub-committee thereof by Majority Trustee Vote at a meeting duly called and at which a quorum required by the Bylaws is present, may also be taken by written consent of a Majority Trustee Vote by the Trustees or members of the committee or sub-committee, as the case may be, without a meeting, provided that the writing or writings are filed with the minutes of proceedings of the Board or committee or sub-committee. Written consents or waivers of the Trustees may be executed in one or more counterparts. Any written consent or waiver may be provided and delivered to the Trust by any means by which notice may be given to a Trustee. Subject to the requirements of the Governing Instrument and the 1940 Act, the Trustees by Majority Trustee Vote may delegate to any Trustee or Trustees or committee or sub-committee of Trustees, officer or officers of the Trust or any agent of the Trust authority to approve particular matters or take particular actions on behalf of the Trust; provided that if an action of the Trustees requires a vote greater than a Majority Trustee Vote, such greater vote shall be required to delegate such action to any Trustee or Trustees or committee or sub-committee of Trustees.

Section 4.4 Principal Transactions. Subject to Article IX, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member

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acting as principal, or have any such dealings with any Investment Adviser, underwriter, or transfer agent for the Trust or with any Affiliated Person of such Person; and the Trust may employ any such Person, or firm or Company in which such Person is an Affiliated Person, as broker, legal counsel, registrar, Investment Adviser, underwriter, administrator, transfer agent, dividend disbursing agent, custodian, or in any capacity upon customary terms, subject in all cases to applicable laws, rules, and regulations and orders of regulatory authorities.

Section 4.5 Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees’ compensation and such expenses and charges for the services of the Trust’s officers, employees, Investment Adviser and manager, administrator, principal underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.

Section 4.6 Trustee Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust. They may fix the amount of their compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, administrative, legal, accounting, investment banking, underwriting, brokerage, or investment dealer or other services and the payment for the same by the Trust.

Section 4.7 Independent Trustee. A Trustee who is an “independent trustee,” as that term is defined in the Delaware Act, shall be deemed independent and disinterested for all purposes, including when making any determination or taking any action as a Trustee.

Section 4.8 Determinations by Trustees. The Trustees may make any determinations they deem necessary with respect to the provisions of this Agreement, including the following matters: the amount of the assets, obligations, liabilities and expenses of the Trust or any class; the amount of the net income of the Trust or any class from dividends, capital gains, interest or other sources for any period and the amount of assets at any time legally available for the payment of dividends or distributions; which items are to be treated as income and which as capital or principal; the amount, purpose, time of creation, increase or decrease, alteration or cancellation of any reserves or charges and the propriety thereof (whether or not any obligation or liability for which such reserves or charges were created shall have been paid or discharged); the market value, or any other price to be applied in determining the market value, or the fair value, of any security or other asset owned or held by the Trust or any class; the number of Shares of the Trust or any class issued or issuable; and the net asset value per Share.

ARTICLE V

INVESTMENT ADVISER, PRINCIPAL UNDERWRITER AND TRANSFER AGENT

Section 5.1 Investment Adviser.

(a)

The Trustees may in their discretion, from time to time, enter into an investment advisory or management contract or contracts with respect to the Trust whereby the other party or parties to such contract or contracts shall undertake to furnish the Trustees with such management, investment advisory, statistical and

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research facilities and services and such other facilities and services, if any, and all upon such terms and conditions, as the Trustees may in their discretion determine.

(b)

The Trustees may authorize the Investment Adviser to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the Investment Adviser, and upon such terms and conditions, as may be agreed upon among the Trustees, the Investment Adviser and sub-adviser. Any references in this Agreement to the Investment Adviser shall be deemed to include such sub-advisers, unless the context otherwise requires.

Section 5.2 Other Service Contracts. The Trustees may authorize the engagement of a principal underwriter, transfer agent, administrator, custodian, and any other service providers they deem to be in the best interest of the Trust.

Section 5.3 Parties to Contract. Any contract of the character described in Sections 5.1 and 5.2 may be entered into with any corporation, firm, partnership, trust, association or other legal entity, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, member, employee or agent or hold any other similar office with respect to such other party to the contract.

Section 5.4 Miscellaneous.

(a)

The fact that (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any company or of or for any parent or affiliate of any company, with which an advisory or administration contract, or principal underwriter’s or distributor’s contract, or transfer, shareholder servicing, custodian or other agency contract may have been or may hereafter be made, or that any such company, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that (ii) any company with which an advisory or administration contract or principal underwriter’s or distributor’s contract, or transfer, shareholder servicing, custodian, or other agency contract may have been or may hereafter be made also has an advisory or administration contract, or principal underwriter’s or distributor’s contract, or transfer, shareholder servicing, custodian or other agency contract with one or more other companies, or has other business or interests shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

(b)

The authority of the Trustees hereunder to authorize the Trust to enter into contracts or other agreements or arrangements shall include the authority of the Trustees to modify, amend, waive any provision of, supplement, assign all or a portion of, novate, or terminate such contracts, agreements or arrangements. The enumeration of any specific contracts in this Article V shall in no way be deemed to limit the power and authority of the Trustees as otherwise set forth in this Agreement to authorize the Trust to employ, contract with or make payments to such Persons as the Trustees may deem desirable for the transaction of the business of the Trust.

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ARTICLE VI

SHAREHOLDERS’ VOTING POWERS AND MEETING

Section 6.1 Voting Powers.

(a)	The Shareholders shall have power to vote only to:

(1)	Elect Trustees, provided that a meeting of Shareholders has been called for that purpose;

(2)	Approve transactions described in Section 6.2 and Article IX of this Agreement;

(3)	Approve any amendment to Section 3.3 to declassify the Board, to this Article VI or Article IX or, to the extent required by Section 6.2, to Section 8.4; and

(4)

Approve such additional matters as may be required by the 1940 Act, the Governing Instrument or any stock exchange on which the Shares are listed for trading, or as the Trustees, in their sole discretion, shall determine.

(b)	Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, or by the Governing Instrument that may be taken by Shareholders.

(c)	Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote.

(d)

Except as otherwise provided in the Governing Instrument, on any matter submitted to a vote of the Shareholders, all Shares shall be voted together as a single class, except when required by applicable law, Section 3.4(b) or when the Trustees have determined that the matter affects the interests of one or more (but not all) classes or affects one or more classes differently, then the Shareholders of each such affected class shall be entitled to vote separately thereon.

(e)	Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.

(f)	Except as otherwise provided in the Governing Instrument, an affirmative Majority Shareholder Vote shall be required to approve any matter requiring a vote of the Shareholders.

(g)

Only Record Owners shall have the power to cast a vote at a meeting of Shareholders subject to the voting provisions set forth in the Governing Instrument. Beneficial owners of Shares who are not Record Owners shall not be entitled to cast a vote at a meeting of Shareholders but shall be entitled to provide voting instructions to corresponding Record Owners, subject to any

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limitations imposed by applicable law and stock exchanges on which the Shares are listed for trading.

Section 6.2 Additional Voting Powers and Voting Requirements for Certain Actions.

(a)

Notwithstanding any other provision of this Agreement, the Shareholders shall have power to vote to approve any amendment to Section 8.4 of this Agreement approved by the Board of Trustees that would have the effect of reducing the indemnification provided thereby to Shareholders or former Shareholders, and any such action shall require the affirmative vote or consent of Shareholders owning at least seventy-five percent (75%) of the outstanding Shares.

(b)

Notwithstanding any other provision of this Agreement, any amendment to Section 3.3 to declassify the Board or to this Article VI or Article IX of this Agreement shall require the affirmative vote or consent of the Board of Trustees followed by the affirmative vote or consent of Shareholders owning at least seventy-five percent (75%) of the outstanding Shares, unless such amendment has been previously approved, adopted or authorized by the affirmative vote of at least two thirds (66 2/3%) of the Board of Trustees, in which case an affirmative Majority Shareholder Vote shall be required.

(c)

The voting requirements set forth in this Section 6.2 shall be in addition to, and not in lieu of, any vote or consent of the Shareholders otherwise required by applicable law (including, without limitation, any separate vote by class that may be required by the 1940 Act) or by the Governing Instrument.

(d)

Any additional matter not expressly requiring a vote of Shareholders on which the Trustees determine the Shareholders shall have power to vote shall require the affirmative vote or consent of Shareholders owning at least seventy-five percent (75%) of the outstanding Shares, unless such matter has been previously approved, adopted or authorized by the affirmative vote of at least two-thirds (66 2/3%) of the Board of Trustees, in which case an affirmative Majority Shareholder Vote shall be required.

ARTICLE VII

DISTRIBUTIONS AND REPURCHASES

Section 7.1 Distributions. The Trustees may from time to time declare and pay dividends and make other distributions with respect to any Shares or class thereof, which may be from surplus, income, capital gains or capital or distributions in kind of the assets of the Trust. Subject to the rights of the holders of Preferred Shares, if any, the amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust Property shall be wholly in the discretion of the Trustees, although the Trustees pursuant to Section 4.1(j) may delegate the authority to set record, declaration, payment and ex- dividend dates, determine the amount of dividends and distributions and pay such dividends and distributions. Dividends and other distributions may be paid pursuant to a standing resolution adopted once or more often as the Trustees determine. The Trustees shall have the power and authority to amend, correct or change the amount of any declared dividend or distribution from time to time until such dividend or distribution has been paid to Shareholders.

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All dividends and other distributions on Shares or a class thereof shall be distributed pro rata to the Record Owners of such class, as the case may be, in proportion to the number of Shares or Shares of such class they held on the record date established for such payment. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash distribution payment plans, or similar plans as the Trustees deem appropriate.

Section 7.2 Repurchase of Shares With Shareholder Consent.

(a) Subject to the Governing Instrument, the Trust may repurchase Shares on the open market or such Shares as are tendered by any Record Owner for repurchase pursuant to a repurchase offer or tender offer, if any, made by the Trust periodically or from time to time, upon the presentation by the Record Owner of a proper instrument of transfer together with a request directed to the Trust, its transfer agent or other duly authorized agent, that the Trust repurchase such Shares, or in accordance with such other procedures for repurchase as the Board of Trustees may from time to time authorize; and the Trust will pay therefor a price that meets the requirements of Section 23 of the 1940 Act, and the rules and regulations adopted thereunder, and that is in accordance with the terms of such repurchase offer, tender offer, the Governing Instrument and other applicable law.

(b) The repurchase price may in any case or cases be paid wholly or partly in kind if the Board of Trustees determines that such payment is advisable in the interest of the Trust. Subject to the foregoing, the fair value, selection and quantity of securities or other property of the Trust so paid or delivered as all or part of the repurchase price shall be determined by or under authority of the Board of Trustees. Subject to applicable law, the Trust shall not be liable for any delay of any corporation or other Person in transferring securities or other property selected for delivery as all or part of any payment in kind.

Section 7.3 Repurchase of Shares Without Shareholder Consent. Subject to the Governing Instrument, the Trust shall have the right at its option and at any time (and without Shareholder approval), subject to the 1940 Act and other applicable law, to repurchase Shares of any Shareholder at a price that meets the requirements of Section 23 of the 1940 Act, and the rules and regulations adopted thereunder, and that is in accordance with the terms of the Governing Instrument and other applicable law: (a) if at such time, such Shareholder owns Shares having an aggregate net asset value of less than an amount determined from time to time by the Trustees; (b) to the extent that such Shareholder owns Shares in an amount less than, equal to or in excess of a percentage or certain number of the Shares determined from time to time by the Trustees; and (c) as provided in Section 2.4(c) or Section 8.5.

Section 7.4 Transfer of Shares. Shares shall be transferable in accordance with the provisions of the Bylaws.

Section 7.5 Redemptions. Unless otherwise provided in the rights of any series of Preferred Shares, the Shares of the Trust are not redeemable at the option of the holders thereof.

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1 Limitation of Liability. A Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation

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of the Trust or any Trustee or officer of the Trust; provided, however, that nothing contained herein shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which the Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office with the Trust.

Section 8.2 Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3 Insurance. To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase with Trust Property insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Covered Person in connection with any proceeding in which such Covered Person becomes involved by virtue of such Covered Person’s actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Covered Person against such liability.

Section 8.4 Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the Trust’s assets, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on its own behalf, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of the Trust.

Section 8.5 Indemnification of the Trust. Except to the extent expressly set forth in the Governing Instrument, each Shareholder will be liable to the Trust for, and indemnify and hold harmless the Trust (and any subsidiaries or affiliates thereof) from and against, all costs, expenses, penalties, fines or other amounts, including without limitation, reasonable attorneys’ and other professional fees, whether third party or internal, arising from any action against the Trust brought, initiated or joined by such Shareholder in which such Shareholder is not the prevailing party, and shall pay such amounts on demand, together with interest on such amounts, which interest will accrue at the lesser of the Trust’s highest marginal borrowing rate, per annum compounded, and the maximum amount permitted by law, from the date such costs or the like are incurred until the receipt of payment. The Trust is hereby permitted to redeem or repurchase Shares of any Shareholder liable to the Trust under this Section 8.5 at a value determined by the Board of Trustees in accordance with the 1940 Act and other applicable law, and to set off against and retain any distributions otherwise payable to any Shareholder liable to the Trust under this Section 8.5, in payment of amounts due hereunder.

ARTICLE IX

CERTAIN TRANSACTIONS

Section 9.1 Vote Required. Notwithstanding any other provision of this Agreement to the contrary and subject to the exceptions provided in this Article IX, each of the transactions described in this Article IX shall require the approval of the Board of Trustees

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followed by the affirmative vote of the holders of not less than 75% of the outstanding Shares unless such transaction has been previously approved by the affirmative vote of at least two-thirds (66 2/3%) of the Board of Trustees, in which case an affirmative Majority Shareholder Vote shall be required. Such affirmative vote shall be in addition to the vote or consent of Shareholders otherwise required by law or by the terms of any class of Preferred Shares, whether now or hereafter authorized, or any agreement between the Trust and any national securities exchange.

Section 9.2 Dissolution of the Trust or Termination of a Class.

(a)

The Trust shall have perpetual existence, except that the Trust shall be dissolved upon approval by vote of the Board followed by a vote of Shareholders as set forth in Section 9.1; provided that if the affirmative vote of at least seventy-five percent (75%) of the Board approves the dissolution, no vote of Shareholders shall be required to dissolve the Trust.

(b)

Upon dissolution of the Trust, the Trust shall carry on no business except for the purpose of winding up its affairs, and all powers of the Trustees under this Agreement shall continue until such affairs have been wound up. Without limiting the foregoing, the Trustees shall (in accordance with Section 3808 of the Delaware Act) have the power to:

(1)	Fulfill or discharge the contracts of the Trust;

(2)	Collect its assets;

(3)

Sell, convey, assign, exchange, merge where the Trust is not the survivor, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more Persons at public or private sale for consideration which may consist in whole or in part in cash, securities or other property of any kind;

(4)

Pay or make reasonable provision (including through the use of a liquidating trust) to pay all claims and obligations of the Trust, including all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown, and claims and obligations that have not been made known to the Trust or that have not arisen but that, based on the facts known to the Trust, are likely to arise or to become known to the Trust within 10 years after the date of dissolution; and

(5)	Do all other acts appropriate to liquidate its business.

(c)

If there are sufficient assets held with respect to the Trust, such claims and obligations shall be paid in full and any such provisions for payment shall be made in full. If there are insufficient assets held with respect to the Trust, such claims and obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor. Any remaining assets (including, without limitation, cash, securities or any combination thereof) held with respect to

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the Trust shall be distributed to the Record Owners of the Trust ratably according to the number of Shares of the Trust held of record by the several Record Owners on the date for such dissolution distribution, subject to any then-existing preferential rights of Shares.

(d)

On dissolution of the Trust, following completion of winding up of its business, any one (1) Trustee shall execute, and cause to be filed, a certificate of cancellation, with the office of the Secretary of State of the State of Delaware in accordance with the provisions of Section 3810 of the Delaware Act, whereupon the Trust shall terminate and the Trustees and the Trust shall be discharged from all further liabilities and duties hereunder with respect thereto. The Trustees shall not be personally liable to the claimants of the dissolved Trust by reason of the Trustees’ actions in winding up the Trust’s affairs if the Trustees complied with Section 3808(e) of the Delaware Act.

(e)	Each class hereafter created shall have perpetual existence unless terminated upon:

(1)	The vote of the Board of Trustees; or

(2)	The occurrence of a termination event pursuant to any Board resolution establishing and designating such class.

Section 9.3 Merger or Consolidation; Conversion; Reorganization.

(a)	Merger or Consolidation.

(1)

Pursuant to an agreement of merger or consolidation, the Board of Trustees may cause the Trust or any of its subsidiaries to merge or consolidate with or into one or more statutory trusts or “other business entities” (as defined in Section 3801 of the Delaware Act) formed or organized or existing under the laws of the State of Delaware or any other state of the United States or any foreign country or other foreign jurisdiction. Any such merger or consolidation shall require approval by vote of the Board of Trustees followed by approval of the Shareholders as set forth in Section 9.1.

(2)

By reference to Section 3815(f) of the Delaware Act, any agreement of merger or consolidation approved in accordance with this Section 9.3(a) may, without a separate Shareholder vote, unless required by the 1940 Act or the requirements of any stock exchange on which Shares are listed for trading, effect any amendment to the Governing Instrument or effect the adoption of a new governing instrument if the Trust is the surviving or resulting statutory trust in the merger or consolidation, which amendment or new governing instrument shall be effective at the effective time or date of the merger or consolidation.

(3)

If the Trust is to be the surviving or resulting statutory trust, any one (1) Trustee shall execute, and cause to be filed, a certificate of merger or consolidation in accordance with Section 3815 of the Delaware Act.

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(b)	Conversion.

(1)	The Board of Trustees may cause:

(A)

The Trust to convert to an “other business entity” (as defined in Section 3801 of the Delaware Act) formed or organized under the laws of the State of Delaware as permitted pursuant to Section 3821 of the Delaware Act;

(B)	The Shares of the Trust to be converted into beneficial interests in another statutory trust; or

(C)	The Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law.

(2)

Any such statutory conversion, Share conversion or Share exchange shall require approval by vote of the Board of Trustees followed by the approval of the Shareholders of the Trust as set forth in Section 9.1.

(c)	Reorganization.

(1)

The Board of Trustees may cause the Trust to sell, convey and transfer all or substantially all of the assets of the Trust (“sale of Trust assets”) to another trust, statutory trust, partnership, limited partnership, limited liability company, corporation or other association organized under the laws of any state, or to one or more separate series thereof, in exchange for cash, shares or other securities, with such sale, conveyance and transfer either

(a) being made subject to, or with the assumption by the transferee of, the liabilities associated with the Trust, or (b) not being made subject to, or not with the assumption of, such liabilities.

(2)	Any such sale, conveyance and transfer shall require approval by vote of the Board of Trustees followed by the approval of the Shareholders of the Trust as set forth in Section 9.1.

(3)

Following such sale of Trust assets, the Board of Trustees shall distribute such cash, shares or other securities ratably among the Record Owners of the Trust (giving due effect to the differences among the various classes).

(4)	If all of the assets of the Trust have been so sold, conveyed and transferred, the Trust shall be dissolved.

Section 9.4 Reclassification of the Trust. The Board of Trustees may cause the Trust to be converted from a “closed-end company” to an “open-end company” (as those terms are defined, respectively, in Sections 5(a)(2) and 5(a)(1) of the 1940 Act). Such reclassification of the Trust shall require approval by vote of the Board of Trustees followed by the approval of Shareholders as set forth in Section 9.1.

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Section 9.5 Principal Shareholder Transactions.

(a)

Notwithstanding any other provision of this Agreement and subject to the exceptions provided in Section 9.5(c), the types of transactions described in sub- paragraphs (1) through (3) below shall require approval by vote of the Board of Trustees and the Shareholders of the Trust as set forth in Section 9.1 when a Principal Shareholder (as defined in Section 9.5(b)) is a party to the transaction.

(1)	The issuance of any securities of the Trust or any of its subsidiaries to any Principal Shareholder for cash (other than pursuant to any dividend reinvestment plan).

(2)

The sale, lease or exchange of all or any substantial part of the assets of the Trust or any of its subsidiaries to any Principal Shareholder (except assets having an aggregate fair market value of less than two percent (2%) of the total assets of the Trust or any of its subsidiaries, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

(3)

The sale, lease, or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust or any of its subsidiaries, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than two percent (2%) of the total assets of the Trust or any of its subsidiaries, aggregating for the purpose of such computation, all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

(b)

For purposes of this Section 9.5, the term “Principal Shareholder” shall mean any Person or group (within the meaning of Rule 13d-5 under the 1934 Act, that is the beneficial owner, directly or indirectly, of five percent (5%) or more of the Shares of the Trust and shall include any affiliate or associate, as such terms are defined in clause (2) below, of a Principal Shareholder, but shall not include the Investment Adviser of the Trust or any Affiliated Person of the Investment Adviser of the Trust. For the purposes of this Section 9.5, in addition to the Shares that a Principal Shareholder beneficially owns directly, a Principal Shareholder shall be deemed to be the beneficial owner of any Shares (1) which the Principal Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise or (2) which are beneficially owned, directly or indirectly (including Shares deemed owned through application of clause (1) above), by any other Person or group with which the Principal Shareholder or its “affiliate” or “associate,” as those terms are defined in Rule 12b-2, or any successor rule, under the 1934 Act, has any agreement, arrangement, or understanding for the purpose of acquiring, holding, voting, or disposing of Shares, or which is its “affiliate” or “associate” as so defined. For purposes of this Section 9.5, calculation of the total Shares of the Trust shall not include Shares deemed owned through application of clause (1) above.

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(c)

The provisions of this Section 9.5 shall not be applicable to any such transaction between the Trust and any entity of which a majority of the outstanding shares of all classes and series of a stock normally entitled to vote in elections of directors is owned of record and beneficially by the Trust and its subsidiaries.

(d)	The Board of Trustees shall have the power and duty to determine for the purposes of this Section 9.5, on the basis of information known to the Trust, whether:

(1)	A Person or group beneficially owns five percent (5%) or more of the Shares;

(2)	A corporation, person or entity is an “affiliate” or “associate” (as defined above) of another; and

(3)	The assets being sold, leased or exchanged by or to the Trust have an aggregate fair market value of less than 2% of the total assets of the Trust (as defined above).

Any such determination shall be conclusive and binding for all purposes of this Section 9.5 in the absence of manifest error.

Section 9.6 Absence of Appraisal or Dissenters’ Rights. No Shareholder shall be entitled, as a matter of right, to an appraisal by the Delaware Court of Chancery or otherwise of the fair value of the Shareholder’s Shares or to any other relief as a dissenting Shareholder in respect of any proposal or action involving the Trust or any class of Shares or otherwise.

ARTICLE X

MISCELLANEOUS

Section 10.1 Trust Not a Partnership; Taxation.

(a)

It is hereby expressly declared that a trust and not a partnership is created hereby. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees in their capacity as such shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the Shareholders, the Trustees, nor the Trust’s officers nor any of the agents of the Trustees whether past, present or future, shall be personally liable therefor.

(b)

It is intended that the Trust be classified for income tax purposes as an association taxable as a corporation, and the Trustees shall do all things that they, in their sole discretion, determine are necessary to achieve that objective, including (if they so determine), electing such classification on Internal Revenue Form 8832. The Trustees, in their sole discretion and without the vote or consent of the Shareholders, may amend this Agreement to ensure that this objective is achieved.

Section 10.2 Trustee’s Good Faith Action, Expert Advice, No Bond or Surety. The

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exercise by the Trustees of their powers and discretion hereunder in good faith shall be binding upon everyone interested. Subject to the provisions of Article VIII and to this Section 10.2, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Agreement, and subject to the provisions of Article VIII and this Section 10.2, shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. Except with respect to any bonds required to be provided for the advancement of expenses pursuant to the Governing Instrument, the Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.

Section 10.3 Filing of Copies, References, Headings. The original or a copy of this Agreement or any amendment hereto or any supplemental agreement shall be kept at the office of the Trust. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this Agreement, rather than the headings, shall control. This Agreement and any document, consent or instrument referenced in or contemplated by this Agreement or the Bylaws may be executed in any number of counterparts, each of which shall be deemed an original but all of which together will constitute one and the same instrument. To the extent permitted by the 1940 Act, (i) any document, consent, instrument or notice referenced in or contemplated by this Agreement or the Bylaws that is to be executed by one or more Trustees may be executed by means of original, facsimile or electronic signature and (ii) any document, consent, instrument or notice referenced in or contemplated by this Agreement or the Bylaws that is to be delivered by one or more Trustees may be delivered by facsimile or electronic means (including e-mail), unless, in the case of either clause (i) or (ii), otherwise determined by the Trustees. The terms “include,” “includes” and “including” and any comparable terms shall be deemed to mean “including, without limitation.” Any reference to any statute, law, code, rule or regulation shall be deemed to refer to such statute, law, code, rule or regulation as amended or restated from time to time and any successor thereto.

Section 10.4 Governing Law.

(a)

The Trust and the Governing Instrument (including this Agreement) and the rights, obligations and remedies of the Trustees and Shareholders hereunder, are to be governed by and construed and administered according to the Delaware Act, including the provision that gives maximum freedom to contract, the other laws of the State of Delaware and the applicable provisions of the 1940 Act. Notwithstanding the foregoing, the following provisions shall not be applicable to the Trust, the Trustees, the Shareholders or the Governing Instrument:

(1)	The provisions of Sections 3533, 3540, 3561 and 3583(a) of Title 12 of the Delaware Code; or

(2)	Any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate:

(A)	The filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges;

(B)	Affirmative requirements to post bonds for trustees,

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officers, agents or employees of a trust;

(C)	The necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property;

(D)	Fees or other sums payable to trustees, officers, agents or employees of a trust;

(E)	The allocation of receipts and expenditures to income or principal;

(F)	Restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets; or

(G)

The establishment of fiduciary or other standards or responsibilities or limitations on the indemnification, acts or powers of trustees or other Persons, which are inconsistent with the limitations of liabilities or authorities and powers of the Trustees or officers of the Trust set forth or referenced in the Governing Instrument.

(b)

The Trust shall be of the type commonly called a “statutory trust,” and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions; provided, however, that the exercise of any such power, privilege or action shall not otherwise violate applicable law.

Section 10.5 Amendments. Except as specifically provided in Article VI hereof or otherwise expressly limited by the Governing Instrument, the Trustees may, without any Shareholder vote, amend this Agreement by making an amendment to this Agreement, an agreement supplemental hereto, or an amended and restated trust instrument. Any such amendment to any Article of this Agreement except to Section 3.2 to change the minimum or maximum number of Trustees, to Section 3.3 to declassify the Board, to Article VI or Article IX, to the extent required by Section 6.2, to Section 8.4, or to this Section 10.5, having been approved by a Majority Trustee Vote, shall become effective, unless otherwise provided by such Trustees (notwithstanding that the section being amended may require a higher Trustee vote), upon being executed by a duly authorized officer of the Trust. Any amendment to Section 3.2 to change the minimum or maximum number of Trustees or to this Section 10.5, having been approved by a Majority Trustee Vote, unless a greater vote or shareholder vote is required by this Agreement, shall become effective upon being executed by a duly authorized officer of the Trust. Any amendment to Section 3.3 to declassify the Board or to Article VI or Article IX, or, to the extent required by Section 6.2, Section 8.4, having been approved by the requisite vote of the Board of Trustees followed by the requisite vote of the Shareholders as provided in Section 9.1, shall become effective upon being executed by a duly authorized officer of the Trust. A certification signed by a duly authorized officer of the Trust setting forth an amendment to this Agreement and reciting that it was duly adopted by

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the Shareholders or by the Trustees as aforesaid, or a copy of this Agreement, as amended, executed by a majority of the Trustees, or a duly authorized officer of the Trust, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

Section 10.6 Provisions in Conflict with Law. The provisions of this Agreement are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with applicable law, the conflicting provision shall be deemed never to have constituted a part of this Agreement; provided, however, that such determination shall not affect any of the remaining provisions of this Agreement or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Agreement shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of this Agreement in any jurisdiction.

Section 10.7 Record Owners’ Right to Shareholder List and Other Records. Except as may be required by Regulation 14A promulgated under the 1934 Act, no Shareholder shall have the right to obtain from the Trust a list of the Trust’s Shareholders. Except as required by the 1940 Act or as expressly provided in the Governing Instrument, Shareholders shall have no right to inspect the records, documents, accounts and books of the Trust. Any request to inspect the records of the Trust shall be submitted by the Shareholder to the Trust in writing. Upon receipt of any such request, the Trustees shall determine whether delivery of records pertaining to such request is required by the 1940 Act or is otherwise necessary or appropriate, as determined by the Trustees in their sole discretion, and whether such request complies with the requirements of the 1940 Act and, if so, establish procedures for such inspection. To preserve the integrity of the records, the Trust may provide certified copies of Trust records rather than originals. The Trust shall not be required to create records or obtain records from third parties to satisfy a Shareholder request. The Trust may require a requesting Shareholder to pay in advance or otherwise indemnify the Trust for the costs and expenses of such Shareholder’s inspection of records. The rights provided for in this Section 10.7 shall not extend to any Person who is a Shareholder but not also a Record Owner.

Section 10.8 Reports. The Trustees shall cause to be prepared at least annually and more frequently to the extent and in the form required by law, regulation or any stock exchange on which Shares are listed a report of operations containing a balance sheet and statement of income and undistributed income of the Trust prepared in conformity with generally accepted accounting principles and an opinion of an independent public accountant on such financial statements. Copies of such reports shall be mailed to all Shareholders within the time required by the 1940 Act, and in any event within a reasonable period preceding the meeting of Shareholders. The Trustees shall, in addition, furnish to the Shareholders at least semi- annually to the extent required by law, interim reports containing an unaudited balance sheet of the Trust as of the end of such period and an unaudited statement of income and surplus for the period from the beginning of the current fiscal year to the end of such period.

Section 10.9 Use of the Name “Invesco”. The Board of Trustees expressly agrees and acknowledges that the name “Invesco” is the sole property of Invesco Ltd. (“Invesco”). Invesco has granted to the Trust a non-exclusive license to use such name as part of the name of the Trust now and in the future. The Board of Trustees further expressly agrees and acknowledges that the non-exclusive license granted herein may be terminated by Invesco if the Trust ceases to use Invesco or one of its Affiliated Persons as Investment Adviser or to use other Affiliated Persons or successors of Invesco for such purposes. In such event, the

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non-exclusive license may be revoked by Invesco and the Trust shall cease using the name “Invesco“ or any name misleadingly implying a continuing relationship between the Trust and Invesco or any of its Affiliated Persons, as part of its name unless otherwise consented to by Invesco or any successor to its interests in such name.

The Board of Trustees further understands and agrees that so long as Invesco and/or any future advisory Affiliated Person of Invesco shall continue to serve as the Trust’s Investment Adviser, other registered open- or closed-end investment companies (“funds”) and other types of investment vehicles as may be sponsored or advised by Invesco or its Affiliated Persons shall have the right permanently to adopt and to use the name “Invesco” in their names and in the names of any series or class of shares of such funds.

Section 10.10 Jurisdiction and Waiver of Jury Trial. In accordance with Section 3804(e)of the Delaware Act, any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Agreement or the Trust, any class or any Shares, including any claim of any nature against the Trust, any Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and all Shareholders and other such Persons hereby irrevocably consent to the jurisdiction of such courts (and the appropriate appellate courts therefrom) in any such suit, action or proceeding and irrevocably waive, to the fullest extent permitted by law, any objection they may make now or hereafter have to the laying of the venue of any such suit, action or proceeding in such court or that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum and further, IN CONNECTION WITH ANY SUCH SUIT, ACTION, OR PROCEEDING BROUGHT IN THE SUPERIOR COURT IN THE STATE OF DELAWARE, ALL SHAREHOLDERS AND ALL OTHER SUCH PERSONS HEREBY IRREVOCABLY WAIVE THE RIGHT TO A TRIAL BY JURY TO THE FULLEST EXTENT PERMITTED BY LAW. All Shareholders and other such Persons agree that service of summons, complaint or other process in connection with any proceedings may be made by registered or certified mail or by overnight courier addressed to such Person at the address shown on the books and records of the Trust for such Person or at the address of the Person shown on the books and records of the Trust with respect to the Shares that such Person claims an interest in. Service of process in any such suit, action or proceeding against the Trust or any Trustee or officer of the Trust may be made at the address of the Trust’s registered agent in the State of Delaware. Any service so made shall be effective as if personally made in the State of Delaware.

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IN WITNESS WHEREOF, the undersigned, being all of the Trustees of the Trust, have executed this instrument this 13th day of August, 2020.

By:	/s/ David C. Arch	By:	/s/ Prema Mathai-Davis
	David C. Arch		Prema Mathai-Davis
	Trustee		Trustee

By:	/s/ Beth Ann Brown	By:	/s/ Joel W. Motley
	Beth Ann Brown		Joel W. Motley
	Trustee		Trustee

By:	/s/ Bruce L. Crockett	By:	/s/ Teresa M. Ressel
	Bruce L. Crockett		Teresa M. Ressel
	Trustee		Trustee

By:	/s/ Jack M. Fields	By:	/s/ Ann Barnett Stern
	Jack M. Fields		Ann Barnett Stern
	Trustee		Trustee

By:	/s/ Martin L. Flanagan	By:	/s/ Robert C. Troccoli
	Martin L. Flanagan		Robert C. Troccoli
	Trustee		Trustee

By:	/s/ Cynthia Hostetler	By:	/s/ Daniel S. Vandivort
	Cynthia Hostetler		Daniel S. Vandivort
	Trustee		Trustee

By:	/s/ Eli Jones	By:	/s/ James D. Vaughn
	Eli Jones		James D. Vaughn
	Trustee		Trustee

By:	/s/ Elizabeth Krentzman	By:	/s/ Christopher L. Wilson
	Elizabeth Krentzman		Christopher L. Wilson
	Trustee		Trustee

By:	/s/ Anthony J. LaCava, Jr.
Anthony J. LaCava, Jr.
Trustee

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